LIBERTY TAX-EXEMPT FUND
                                  Annual Report
                                November 30, 2002


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





                             LIBERTY TAX-EXEMPT FUND
                                  Annual Report
                                November 30, 2002


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


 PRESIDENT'S MESSAGE

[PHOTO OF Keith T. Banks]

Dear Shareholder:

For a third consecutive year, the municipal bond market offered positive returns. In general, the bond market was aided by strong demand, as investors shied away from the stock market in light of economic uncertainty, corporate scandals and the threat of war. Relatively stable interest rates were also an aid to performance. The Federal Reserve lowered short-term interest rates early in the period and again late in the period, as the economy struggled and consumer confidence sagged. The volume of new municipal bonds increased as cities and states faced budget deficits and revenue shortfalls. However, investor demand for bonds also rose, and that helped support returns throughout the year.

The following report will provide you with more detailed information about the fund's performance and the investment strategies used by portfolio manager Kimberly Campbell. As always, we thank you for choosing Liberty Tax-Exempt Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President


NET ASSET VALUE PER SHARE as of 11/30/02 ($)

         CLASS A         13.16
         CLASS B         13.16
         CLASS C         13.16


DISTRIBUTIONS DECLARED PER SHARE
12/01/01-11/30/02 ($)

         CLASS A          0.65
         CLASS B          0.55
         CLASS C          0.57

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.



             o NOTFDIC INSURED o May lose value o No bank guarantee



Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

 PERFORMANCE INFORMATION

Value of a $10,000 Investment
11/30/92 - 11/30/02

PERFORMANCE OF A $10,000 INVESTMENT
11/30/92 - 11/30/02 ($)

                      without sales  with sales
                         charge        charge
------------------------------------------------
 Class A                 17,161       16,346
------------------------------------------------
 Class B                 15,929       15,929
------------------------------------------------
 Class C                 16,619         n/a
------------------------------------------------


[mountain chart data]:


                     Class A shares      Class A shares         Lehman Brothers
            without sales charge      with sales charge    Municipal Bond Index

11/92                  $10,000.0              $ 9,525.0               $10,000.0
                        10,091.0                9,612.0                10,102.0
                        10,205.0                9,720.0                10,219.0
                        10,507.0               10,008.0                10,589.0
                        10,426.0                9,931.0                10,477.0
                        10,519.0               10,019.0                10,583.0
                        10,552.0               10,050.0                10,642.0
                        10,705.0               10,196.0                10,820.0
                        10,743.0               10,233.0                10,834.0
                        10,937.0               10,417.0                11,059.0
                        11,052.0               10,527.0                11,185.0
                        11,068.0               10,542.0                11,206.0
                        10,982.0               10,460.0                11,108.0
                        11,176.0               10,645.0                11,342.0
                        11,300.0               10,763.0                11,471.0
                        11,027.0               10,503.0                11,174.0
                        10,576.0               10,073.0                10,720.0
                        10,604.0               10,100.0                10,811.0
                        10,690.0               10,182.0                10,905.0
                        10,622.0               10,117.0                10,838.0
                        10,789.0               10,277.0                11,037.0
                        10,827.0               10,313.0                11,075.0
                        10,667.0               10,160.0                10,912.0
                        10,440.0                9,944.0                10,718.0
                        10,202.0                9,717.0                10,524.0
                        10,473.0                9,976.0                10,756.0
                        10,822.0               10,308.0                11,063.0
                        11,172.0               10,642.0                11,385.0
                        11,286.0               10,750.0                11,516.0
                        11,290.0               10,754.0                11,530.0
                        11,636.0               11,084.0                11,898.0
                        11,450.0               10,906.0                11,794.0
                        11,497.0               10,951.0                11,906.0
                        11,622.0               11,070.0                12,058.0
                        11,696.0               11,140.0                12,133.0
                        11,910.0               11,344.0                12,309.0
                        12,178.0               11,599.0                12,514.0
                        12,324.0               11,738.0                12,634.0
                        12,381.0               11,792.0                12,730.0
                        12,249.0               11,667.0                12,643.0
                        12,055.0               11,482.0                12,482.0
                        12,001.0               11,431.0                12,447.0
                        12,003.0               11,433.0                12,442.0
                        12,114.0               11,539.0                12,577.0
                        12,198.0               11,618.0                12,690.0
                        12,195.0               11,616.0                12,688.0
                        12,374.0               11,786.0                12,865.0
                        12,506.0               11,912.0                13,011.0
                        12,722.0               12,118.0                13,249.0
                        12,654.0               12,053.0                13,193.0
                        12,646.0               12,045.0                13,218.0
                        12,771.0               12,165.0                13,340.0
                        12,612.0               12,012.0                13,163.0
                        12,700.0               12,097.0                13,273.0
                        12,874.0               12,262.0                13,474.0
                        13,009.0               12,391.0                13,618.0
                        13,505.0               12,863.0                13,995.0
                        13,291.0               12,660.0                13,863.0
                        13,457.0               12,818.0                14,028.0
                        13,546.0               12,903.0                14,118.0
                        13,636.0               12,988.0                14,201.0
                        13,871.0               13,213.0                14,409.0
                        14,021.0               13,355.0                14,557.0
                        14,002.0               13,337.0                14,562.0
                        14,011.0               13,346.0                14,575.0
                        13,920.0               13,259.0                14,509.0
                        14,183.0               13,510.0                14,738.0
                        14,254.0               13,577.0                14,796.0
                        14,256.0               13,579.0                14,833.0
                        14,544.0               13,853.0                15,063.0
                        14,769.0               14,068.0                15,251.0
                        14,709.0               14,010.0                15,251.0
                        14,759.0               14,058.0                15,304.0
                        14,799.0               14,096.0                15,343.0
                        14,960.0               14,249.0                15,525.0
                        14,869.0               14,162.0                15,457.0
                        14,851.0               14,145.0                15,479.0
                        14,903.0               14,195.0                15,517.0
                        14,782.0               14,080.0                15,427.0
                        14,537.0               13,846.0                15,205.0
                        14,566.0               13,874.0                15,260.0
                        14,384.0               13,700.0                15,138.0
                        14,332.0               13,651.0                15,144.0
                        14,094.0               13,424.0                14,980.0
                        14,186.0               13,512.0                15,139.0
                        14,069.0               13,401.0                15,025.0
                        13,938.0               13,276.0                14,959.0
                        14,111.0               13,441.0                15,133.0
                        14,371.0               13,688.0                15,463.0
                        14,275.0               13,597.0                15,372.0
                        14,159.0               13,486.0                15,292.0
                        14,523.0               13,833.0                15,697.0
                        14,707.0               14,009.0                15,915.0
                        14,962.0               14,251.0                16,160.0
                        14,830.0               14,126.0                16,076.0
                        14,983.0               14,271.0                16,251.0
                        15,133.0               14,414.0                16,375.0
                        15,593.0               14,852.0                16,779.0
                        15,650.0               14,907.0                16,945.0
                        15,774.0               15,025.0                17,000.0
                        15,859.0               15,106.0                17,153.0
                        15,475.0               14,740.0                16,967.0
                        15,661.0               14,917.0                17,151.0
                        15,815.0               15,063.0                17,266.0
                        16,186.0               15,417.0                17,521.0
                        16,534.0               15,749.0                17,810.0
                        16,380.0               15,602.0                17,750.0
                        16,669.0               15,877.0                17,961.0
                        16,315.0               15,540.0                17,810.0
                        16,097.0               15,332.0                17,641.0
                        16,377.0               15,599.0                17,946.0
                        16,619.0               15,830.0                18,161.0
                        16,159.0               15,391.0                17,805.0
                        16,543.0               15,758.0                18,153.0
                        16,676.0               15,884.0                18,263.0
                        16,846.0               16,046.0                18,457.0
                        17,068.0               16,257.0                18,695.0
                        17,266.0               16,446.0                18,919.0
                        17,736.0               16,893.0                19,334.0
                        17,261.0               16,441.0                19,013.0
11/02                   17,161.0               16,346.0                18,933.0


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.


Average annual total return as of 11/30/02 (%)
Share class                                   A                            B                             C
Inception                                  10/1/84                      5/5/92                        8/1/97
-------------------------------------------------------------------------------------------------------------------
                                   without         with         without         with         without          with
                                    sales          sales         sales          sales         sales           sales
                                    charge        charge         charge        charge         charge         charge
-------------------------------------------------------------------------------------------------------------------
1-year                               5.26          0.26           4.47          -0.53          4.63           3.63
-------------------------------------------------------------------------------------------------------------------
5-year                               4.72          3.70           3.94           3.61          4.09           4.09
-------------------------------------------------------------------------------------------------------------------
10-year                              5.55          5.04           4.77           4.77          5.21           5.21

Average annual total return as of 9/30/02 (%)
Share class                                   A                            B                             C
-------------------------------------------------------------------------------------------------------------------
                                    without        with          without        with          without         with
                                     sales         sales          sales         sales          sales          sales
                                    charge        charge         charge        charge         charge         charge
-------------------------------------------------------------------------------------------------------------------
1-year                               8.27          3.13           7.46           2.46          7.63           6.63
-------------------------------------------------------------------------------------------------------------------
5-year                               5.67          4.65           4.88           4.55          5.04           5.04
-------------------------------------------------------------------------------------------------------------------
10-year                              5.95          5.44           5.18           5.18          5.62           5.62




Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares and the maximum contingent deferred sales charges (CDSC) of 5% for one year and 2% for five years for class B shares and 1% for one year for class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to its inception date. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class C shares would have been higher.

SEC YIELDS as of 11/30/02 (%)

Class A                                   4.12
Class B                                   3.57
Class C                                   3.72

THE 30-DAY SEC YIELDS REFLECT THE PORTFOLIO'S EARNING POWER, NET OF EXPENSES, EXPRESSED AS AN ANNUALIZED PERCENTAGE OF THE PUBLIC OFFERING PRICE AT THE END OF THE PERIOD. IF THE ADVISOR OR ITS AFFILIATES HAD NOT WAIVED CERTAIN FUND EXPENSES, THE SEC YIELD WOULD HAVE BEEN 3.57% FOR CLASS C SHARES.


TAXABLE-EQUIVALENT SEC YIELDS
as of 11/30/02 (%)

Class A                                   6.71
Class B                                   5.81
Class C                                   6.06

TAXABLE-EQUIVALENT SEC YIELDS ARE BASED ON THE MAXIMUM EFFECTIVE 38.6% FEDERAL INCOME TAX RATE. THIS TAX RATE DOES NOT REFLECT THE PHASE OUT OF EXEMPTIONS OR THE REDUCTION OF THE OTHERWISE ALLOWABLE DEDUCTIONS THAT OCCUR WHEN ADJUSTED GROSS INCOME EXCEEDS CERTAIN LEVELS.



PORTFOLIO MANAGER'S REPORT

For the 12-month period that ended November 30, 2002, Liberty Tax-Exempt Fund class A shares generated a total return of 5.26%, without a sales charge. The fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 6.32% for the same period. However, it outperformed its peer group, the Lipper General Municipal Debt Fund Category average, which was 4.87% for the period.1 Performance was helped by our focus on intermediate-term bonds with maturities typically ranging from 10 to 17 years, which benefited from the general downward trend in interest rates that developed later in the period and also from the "steep" municipal yield curve. The yield curve is steep when a larger-than-typical incremental yield pickup is received by moving one year longer in maturity.

AN UNCERTAIN ECONOMY
Early in the period, the economy appeared to be strengthening as consumers refinanced their homes in near-record numbers and continued to spend money on other goods. But businesses didn't follow suit. Instead of investing in information technology or capital projects, they continued to conserve cash. As a result of their lack of participation, the economic recovery was lackluster. Corporate scandals, rising unemployment and the ongoing threats of terrorism and a possible war in the Middle East added uncertainty to the environment.

NON-CALLABLE AND ZERO-COUPON BONDS BOOSTED PERFORMANCE
In addition to the incremental yield the fund gained as a result of our emphasis on intermediate-term bonds mentioned above, performance was boosted by zero coupon and non-callable premium bonds. The fund's holdings in these sectors are generally greater than its competitive peer group. Because both zero coupon and non-callable bonds have high sensitivity to changes in interest rates, they performed well when interest rates declined near the end of the period.

Also, we purchased secondary insurance for some of our state general obligation bonds - those that are backed by general tax revenues - as we anticipated that this sector may come under pressure as more states are facing financial difficulties.


1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives similar to those of the fund.

AIRLINES, HEALTH CARE LAG
In contrast, some airline bonds were down sharply, and that was a drag on performance. In addition, health care bonds suffered as companies were forced to deal with rising expenses, the tightening of financial aid for Medicaid, labor shortages and an aging population, which exerted pressure on resources.

GRADUAL ECONOMIC RECOVERY AHEAD
Looking forward we anticipate a slowly recovering economy with interest rates remaining mostly stable. However, we will continue to monitor fundamental economic data such as unemployment, consumer spending and business capital investment. In this environment, we will continue to purchase intermediate-term premium bonds that are non-callable or have good call protection. These bonds have the potential to provide the fund with relatively higher returns without the additional risks that are often assumed by extending into the long maturity range. In addition, we will manage the fund's duration according to our economic outlook and investment strategy.

/s/ Kimberly A. Campbell

Kimberly A. Campbell

In 1995, Kim Campbell joined Colonial Management Associates, an affiliate of Columbia Management Group. From 1995 to 2001, Kim was the chief trader for tax-exempt investments. She has managed the fund since January 2002.


Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the fund shares will be affected by interest rate changes and the creditworthiness of issues held in the funds. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.




MATURITY BREAKDOWN (%)

[bar chart data]:



                        As of 11/30/02                    As of 11/30/01

0-5 years                          3.4                             2.7
5-10 years                        11.7                             7.5
10-15 years                       31.7                            23.2
15-20 years                       23.3                            28.6
20-25 years                       16.6                            22.5
25+ years                         12.5                            14.8
Cash equivalents                   0.8                             0.7


Maturity breakdown is calculated as a percentage of total investments, including short-term obligations, based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this maturity breakdown in the future.


QUALITY BREAKDOWN as of 11/30/02 (%)

[pie chart data]:

AAA:                        62.3
AA:                          8.8
A:                           7.1
BBB:                         5.2
BB:                          0.6
B:                           0.4
CCC:                         0.4
CC:                          0.1
Non-rated:                  14.3
Cash equivalents:            0.8



Quality breakdown is calculated as a percentage of total investments including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown in the future.

INVESTMENT PORTFOLIO

November 30, 2002

MUNICIPAL BONDS - 96.8%             PAR        VALUE
-------------------------------------------------------
EDUCATION - 4.4%
EDUCATION - 4.4%
CA State Educational Facilities
   Authority, Loyola Marymount
   University, Series 2001:
     (a) 10/01/17             $ 2,525,000   $ 1,206,395
     (a) 10/01/20               1,000,000       392,630
FL Pinellas County Educational
   Facilities Authority,
   Barry University Project,
   Series 1998,
     5.375% 10/01/23            1,000,000     1,005,960
IL University of Illinois,
   Certificates of Participation,
   Utility Infrastructure,
   Series 2001 A:
     5.500% 08/15/17            1,000,000     1,070,590
     5.500% 08/15/18            2,000,000     2,127,840
MA State College Building Authority,
   Series 1999 A:
     (a) 05/01/19               7,710,000     3,371,968
     (a) 05/01/20               7,750,000     3,174,090
MA State Development Finance
   Agency, Boston University,
   Series 1999 P,
     5.450% 05/15/59            3,710,000     3,543,235
MA State Health & Educational
   Facilities Authority, Tufts
   University, Series 2002 J,
     5.500% 08/15/17            2,895,000     3,220,369
MA State Industrial Finance Agency:
   Tabor Academy,
   Series 1998,
     5.400% 12/01/28            1,535,000     1,485,051
   Tufts University,
   Series 1998 H,
     4.750% 02/15/28           12,750,000    12,187,853
MN State Higher Education
   Facilities Authority:
   College of Art & Design,
   Series 2000 5-D,
     6.750% 05/01/26              500,000       539,690
   St. Johns University,
   Series 1997 4-L,
     5.350% 10/01/17            1,000,000     1,024,380
MN University of Minnesota:
   Series 1996 A:
     5.750% 07/01/14              500,000       570,515
     5.750% 07/01/17            1,000,000     1,139,530
   Series 1999 A,
     5.500% 07/01/21            1,000,000     1,086,690






                                     PAR        VALUE
--------------------------------------------------------
NC East Carolina University,
   Series 1994,
     6.200% 11/01/15          $   475,000     $ 524,215
NC University of North Carolina
   at Chapel Hill, Series 1997:
     (a) 08/01/13               2,000,000     1,256,920
     (a) 08/01/14               3,000,000     1,772,400
     (a) 08/01/20               1,000,000       405,040
NY State Dormitory Authority,
   New York University,
   Series 1998 A,
     5.750% 07/01/27           11,490,000    12,846,395
TX State Public Finance Authority,
   Southern University,
   Series 2002:
     5.500% 11/01/15            2,725,000     2,967,225
     5.500% 11/01/16            2,880,000     3,115,181
     5.500% 11/01/18            3,215,000     3,434,102
TX University, Series 2002 B,
     5.250% 08/15/19            2,000,000     2,121,440
VA State College Building Authority,
   Virginia Educational Facilities,
   Washington & Lee University,
   Series 2001,
     5.375% 01/01/21            8,000,000     8,591,840
WV State University:
   Series 1998 A,
     5.250% 04/01/28           10,000,000    10,357,700
   Series 2000 A,
     (a) 04/01/16               3,300,000     1,709,961
                                            -----------
                                             86,249,205
                                            -----------
STUDENT LOAN - 0.0%
NC State Education Assistance
   Authority, Series 1996 C,
     6.350% 07/01/16            1,000,000     1,047,700
                                            -----------

-------------------------------------------------------
HEALTH CARE -- 12.2%
CONGREGATE CARE RETIREMENT -- 0.2%
FL Capital Projects Finance Authority,
   Glenridge on Palmer Ranch,
   Series 2002 A,
     8.000% 06/01/32            4,000,000     3,799,640
FL Jacksonville Health Facilities
   Authority, National Benevolent
   Association, Series 2000 A,
     7.100% 03/01/30              250,000       232,827
FL Lee County Industrial Development
   Authority, Shell Point Village Project,
   Series 1999 A,
     5.750% 11/15/15              250,000       248,528






See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)           PAR        VALUE
----------------------------------------------------------
HEALTH CARE (CONTINUED)
CONGREGATE CARE RETIREMENT (CONTINUED)
MN Golden Valley, Covenant
   Retirement Communities, Inc.,
   Series 1999 A,
     5.500% 12/01/29           $  500,000    $  444,855
                                            -----------
                                              4,725,850
                                            -----------
HEALTH SERVICES -- 0.3%
MA State Development Finance
   Agency, Boston Biomedical
   Research Institute, Series 1999,
     5.650% 02/01/19            1,000,000       936,490
WI State Health & Educational
   Facilities Authority,
   Marshfield Clinic, Series 1999,
     6.250% 02/15/29            5,600,000     6,068,776
                                            -----------
                                              7,005,266
                                            -----------
HOSPITALS-- 6.8%
AR Jefferson County Hospital,
   Regional Medical Center,
   Series 2001,
     5.850% 06/01/26            2,500,000     2,547,575
AZ State Health Facilities Authority,
   Catholic Healthcare West,
   Series 1999 A,
     6.625% 07/01/20            7,000,000     7,320,880
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare System:
   Series 1996 A,
     6.250% 10/01/16            3,000,000     3,591,569
   Series 1999,
     6.000% 10/01/26            7,050,000     7,189,731
   Series 2002,
     5.750% 12/01/32            1,650,000     1,657,474
FL West Orange Healthcare District,
   Series 2001 A,
     5.650% 02/01/22            2,600,000     2,575,170
GA Forsyth County Hospital Authority,
   Georgia Baptist Healthcare System,
   Series 1998,
     6.000% 10/01/08              880,000       964,814
IL State Development Finance
   Authority, Adventist Health
   System, Series 1999,
     5.500% 11/15/20            7,950,000     7,766,355
LA State Public Facilities Authority,
   Touro Infirmary, Series 1999,
     5.625% 08/15/29            9,440,000     9,203,622





                                      PAR        VALUE
--------------------------------------------------------
MA State Health & Educational
   Facilities Authority, South
   Shore Hospital, Series 1999 F,
     5.750% 07/01/29          $10,500,000  $ 10,442,775
MD State Health & Educational
   Facilities Authority, University
   of Maryland Medical System,
   Series 2000,
     6.750% 07/01/30            2,000,000     2,154,920
MI Chippewa County Hospital
   Finance Authority, County
   War Memorial Hospital,
   Series 1997 B,
     5.625% 11/01/14              500,000       476,075
MI Dickinson County,
   Series 1999:
     5.700% 11/01/18            1,800,000     1,700,604
     5.800% 11/01/24            3,170,000     2,917,605
MI State Hospital Finance Authority:
   Crittenton Hospital,
   Series 1992 A,
     6.700% 03/01/07              750,000       760,095
   Detroit Medical Center,
   Series 1988 A,
     8.125% 08/15/12               20,000        20,028
MN Monticello-Big Lake Community
   Hospital District,
   Series 1998,
     5.750% 12/01/19            2,000,000     2,086,540
MN Red Wing,
   River Region Group,
   Series 1993 A:
     6.400% 09/01/12              200,000       211,268
     6.500% 09/01/22              300,000       317,127
MN Rochester,
   Mayo Medical Center,
   Series 1992 I,
     5.900% 11/15/09              500,000       565,120
MN St. Paul Housing &
   Redevelopment Authority:
   Healtheast, Inc.,
   Series 1993 B,
     6.625% 11/01/17              880,000       752,954
   Healtheast Project, Series 1997 A,
     5.500% 11/01/09              250,000       217,875
MN State Agricultural & Economic
   Development Board,
   St. Mary's Medical Center,
   Series 1999 A,
     4.750% 02/15/16              800,000       805,896





See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)          PAR         VALUE
--------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
MN Waconia,
   Ridgeview Medical Center,
   Series 1999 A,
     6.125% 01/01/29          $ 1,000,000   $ 1,075,040
MS Medical Center Building Corp.,
   University of Mississippi Medical
   Center, Series 1998,
     5.500% 12/01/23            9,550,000    10,179,440
MT State Health Facility Authority,
   Hospital Facilities, Series 1994,
     8.625% 02/25/25 (b)        6,000,000     6,067,800
NC State Medical Care Commission:
   Gaston Health Care,
   Series 1998:
     5.000% 02/15/19              550,000       532,158
     5.000% 02/15/29            1,810,000     1,687,372
   Stanly Memorial Hospital,
   Series 1999,
     6.375% 10/01/29              500,000       531,435
   Wilson Memorial Hospital,
   Series 1997,
     (a) 11/01/14               1,380,000       791,278
NH State Higher Educational
   & Health, Series 1998,
     5.800% 05/01/18            1,470,000     1,193,860
NV Henderson,
   Catholic Healthcare West,
   Series 1999 A,
     6.750% 07/01/20            3,200,000     3,339,392
OH Belmont County,
   East Ohio Regional Hospital,
   Series 1998,
     5.700% 01/01/13            1,825,000     1,644,727
OH Highland County Joint
   Township Hospital District,
   Series 1999,
     6.750% 12/01/29            1,465,000     1,358,773
TX Bexar County Health Facilities
   Development Corp., Baptist
   Health System, Series 1997,
     6.000% 11/15/12            1,065,000     1,207,646
TX Harris County Health Facilities
   Development Authority,
   Series 1999,
     8.480% 07/01/19 (b)        9,000,000     9,330,120
TX Lufkin Health Facilities
   Development Corp., Memorial
   Health Systems of East Texas,
   Series 1998,
     5.700% 02/15/28            2,500,000     1,984,000




                                     PAR          VALUE
---------------------------------------------------------
TX Richardson Hospital Authority,
   Baylor Richardson Medical Center,
   Series 1998,
     5.625% 12/01/28          $ 2,000,000   $ 1,969,120
VA Fairfax County Industrial
   Development Authority, Inova
   Health System, Series 1993 A,
     5.000% 08/15/23           14,130,000    14,074,752
VA Henrico County Industrial
   Development Authority, Bon
   Secours Health, Series 1996,
     6.000% 08/15/16            5,000,000     5,794,250
WI State Health & Educational
   Facilities Authority, Wheaton
   Franciscan Services,
   Series 2002,
     5.750% 08/15/30            4,000,000     4,005,720
WV State Hospital Finance Authority,
   Charleston Medical Center,
   Series 2000,
     6.750% 09/01/30            2,150,000     2,321,806
                                            -----------
                                            135,334,761
                                            -----------
INTERMEDIATE CARE FACILITIES - 0.6%
IL State Development Finance
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34            2,410,000     2,049,319
IN State Health Facilities Financing
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34           10,000,000     8,503,400
PA State Economic Development
   Financing Authority, Northwestern
   Human Services, Inc.,
   Series 1998 A,
     5.250% 06/01/14            2,000,000     1,723,840
                                            -----------
                                             12,276,559
                                            -----------
NURSING HOMES - 4.3%
CA San Diego Industrial Development,
   Series 1986,
     8.750% 12/01/16            4,900,000     4,525,101
CO State Health Facilities Authority,
   American Housing Foundation Inc.,
   Series 1990 A,
     10.250% 12/01/20 (c)       2,500,000       775,000
DE State Economic Development
   Authority, Churchman Village
   Project, Series 1991 A,
     10.000% 03/01/21           6,675,000     7,267,740



See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)          PAR         VALUE
--------------------------------------------------------
HEALTH CARE (CONTINUED)
NURSING HOMES (CONTINUED)
DE Sussex County, Healthcare Facility,
   Delaware Health Corp.,
   Series 1994 A,
     7.600% 01/01/24         $ 13,865,000 $  12,138,669
FL Collier County Industrial
   Development Authority, Beverly
   Enterprises, Inc., Series 1991,
     10.750% 03/01/03             530,000       537,971
IA Marion,
   Kentucky Iowa Corp. Project,
   Series 1990,
     10.250% 01/01/20             905,000       524,900
IA State Finance Authority,
   Care Initiatives,
   Series 1998 B:
     5.500% 07/01/08            1,390,000     1,353,929
     5.750% 07/01/28            4,500,000     3,894,930
IN Gary Industrial Economic
   Development, West Side Health
   Care Center, Series 1987 A,
     11.500% 10/01/17           1,760,000     1,774,520
IN State Health Facilities Financing
   Authority, Metro Health Indiana,
   Inc., Series 1998,
     6.400% 12/01/33 (d)        5,600,000     2,240,000
MA State Development Finance
   Agency, Woodlawn Manor, Inc.:
   Series 2000 A,
     7.750% 12/01/27            2,505,000     2,183,483
   Series 2000 B,
     10.250% 06/01/27             525,000       488,250
MA State Industrial Finance Agency,
   GF/Massachusetts Inc.,
   Series 1994,
     8.300% 07/01/23           11,830,000    12,044,005
MI Cheboygan County Economic
   Development Corp., Metro Health
   Foundation Project, Series 1993,
     11.000% 11/01/22 (c)         600,000       204,000
MN Carlton, Inter-Faith Social
   Services, Inc., Series 2000,
     7.750% 04/01/29              200,000       206,436






                                      PAR        VALUE
--------------------------------------------------------
MN Sartell,
   Foundation for Healthcare,
   Series 1999 A,
     6.500% 09/01/16          $ 1,500,000   $ 1,400,415
OH Montgomery County, Grafton
   Oaks Limited Partners,
   Series 1986,
     9.750% 12/01/16              680,000       652,820
PA Cambria County Industrial
   Development Authority, Beverly
   Enterprises, Series 1987,
     10.000% 06/18/12           1,300,000     1,475,175
PA Chester County Industrial
   Development, Pennsylvania Nursing
   Home, Inc., Series 2002,
     8.500% 05/01/32            6,560,000     6,085,187
PA Delaware County Authority,
   Main Line & Haverford Nursing,
   Series 1992,
     9.000% 08/01/22            8,790,000     5,274,000
PA Lackawanna County Industrial
   Authority, Greenridge Nursing
   Center, Series 1990,
     10.500% 12/01/10           1,495,000     1,525,408
PA Luzerna County Industrial
   Development Authority,
   Millville Nursing Center,
   Series 1990,
     10.500% 12/01/12           3,165,000     3,201,049
PA Washington County Industrial
   Development Authority, Central
   States, Series 1989,
     10.250% 11/01/19           3,205,000     1,602,500
TN Metropolitan Government,
   Nashville & Davidson Counties
   Health & Education Facilities,
   Central States, Series 1989,
     10.250% 11/01/19             735,000       367,500
TX Whitehouse Health Facilities
   Development Corp., Oak Brook
   Health Care Center, Series 1989,
     10.000% 12/01/19           1,660,000     1,684,269
WA Kitsap County Housing Authority,
   Martha & Mary Nursing Home,
   Series 1996,
     7.100% 02/20/36           10,000,000    11,687,000
                                            -----------
                                             85,114,257
                                            -----------



See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)         PAR          VALUE
--------------------------------------------------------
HOUSING -- 6.9%
ASSISTED LIVING/SENIOR -- 1.2%
DE Kent County, Heritage at Dover,
   Series 1999,
     7.625% 01/01/30          $ 1,730,000   $ 1,496,415
IL State Development Finance
   Authority, Care Institute, Inc.,
   Series 1995,
     8.250% 06/01/25            9,710,000     9,656,110
MN Roseville, Care Institute, Inc.,
   Series 1993,
     7.750% 11/01/23 (c)(e)     3,275,000     2,236,334
NC State Medical Care Commission,
   DePaul Community Facilities
   Project, Series 1999,
     7.625% 11/01/29            2,190,000     2,208,922
TX Bell County Health Facilities
   Development Corp., Care
   Institutions, Inc., Series 1994,
     9.000% 11/01/24            7,285,000     7,473,900
                                            -----------
                                             23,071,681
                                            -----------
MULTI-FAMILY -- 4.0%
AZ Mohave County Industrial
   Development Authority,
   Kingman Station Apartments,
   Series 1986,
     8.125% 10/01/26            2,675,000     2,790,667
AZ Phoenix Industrial Development
   Authority, Chris Ridge Village
   Project, Series 1992:
     6.750% 11/01/12              650,000       657,215
     6.800% 11/01/25            4,250,000     4,297,388
CO State Health Facilities Authority,
   Birchwood Manor,
   Series 1991 A,
     7.625% 04/01/26            1,835,000     1,838,211
DE Quaker Hill Housing Corp.,
   Housing, Quaker Hill
   Apartments, Series 1990 A,
     7.550% 08/01/21            6,225,000     6,341,843
FL Broward County Housing
   Finance Authority:
   Chaves Lake Apartment
   Project, Series 2000,
     7.500% 07/01/40            6,425,000     6,556,199
   Cross Keys Apartments,
   Series 1998 A,
     5.750% 10/01/28              990,000       996,118





                                      PAR        VALUE
--------------------------------------------------------
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments, Series 2000 A,
     7.450% 07/01/40          $ 3,245,000   $ 3,311,393
FL Orange County Housing Finance
   Authority, Palms at Brentwood
   Apartments, Series 1998 K,
     6.500% 12/01/34            8,175,000     7,491,243
FL State Housing Finance Corp.,
   Sunset Place Apartments,
   Series 1999 K-1,
     6.000% 10/01/19              150,000       157,214
IL Carbondale, Mill Street
   Apartments, Series 1979,
     7.375% 09/01/20              743,956       754,148
LA Jefferson Housing Development,
   Corp., Concordia Project,
   Series 1990 A,
     7.700% 08/01/22            2,570,000     2,594,852
LA New Orleans Housing
   Development Corp.,
   Housing Mortgage,
   Southwood Patio,
   Series 1990 A,
     7.700% 02/01/22            2,375,000     2,384,524
MN Dakota County Housing &
   Redevelopment Authority,
   Series 1999:
     6.000% 11/01/09              150,000       149,571
     6.250% 05/01/29            5,180,000     4,832,267
MN Grand Housing & Redevelopment
   Authority, Lakeshore
   Forest Park Apartments,
   Series 1999 B,
     5.700% 10/01/29              500,000       444,275
MN Lakeville, Southfork Apartment
   Project, Series 1989 A,
     9.875% 02/01/20              200,000       200,532
MN Minneapolis, Riverplace Project,
   Series 1987 A,
     7.100% 01/01/20              190,000       190,186
MN Robbinsdale Economic
   Development Authority,
   Series 1999 A,
     6.875% 01/01/26              250,000       234,018
MN Southeastern Multi-County
   Housing & Redevelopment
   Authority, Goodhue Apartment
   Project, Series 1999 A,
     6.750% 01/01/31              250,000       233,380





See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)         PAR          VALUE
--------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
MN Washington County Housing &
   Redevelopment Authority,
   Cottages of Aspen, Series 1992,
     9.250% 06/01/22          $ 1,980,000   $ 2,044,865
MN White Bear Lake, Birch Lake
   Townhome Project:
   Series 1989 A,
     9.750% 07/15/19            2,385,000     2,419,392
   Series 1989 B,
     (a) 07/15/19 (e)             270,000       208,969
MO St. Louis Area Housing Finance
   Corp., Wellington Arms III,
   Series 1979,
     7.500% 01/01/21            1,818,145     1,821,800
NC Raleigh Housing Authority,
   Cedar Point Apartments,
   Series 1999 A:
     5.875% 11/01/24              200,000       125,284
     5.875% 05/01/30            5,365,000     3,406,614
NC State Housing Finance Agency,
   Series 1994 F,
     6.600% 07/01/17            1,340,000     1,389,955
NE Omaha Housing Development
   Corp., Mortgage Notes, North
   Omaha Homes,
   Series 1979,
     7.375% 03/01/21            1,237,132     1,206,241
NY Nyack Housing Assistance Corp.,
   Nyack Plaza Apartments,
   Series 1979,
     7.375% 06/01/21            2,145,686     2,152,853
Resolution Trust Corp.,
   Pass Through Certificates,
   Series 1993 A,
     8.500% 12/01/16            6,615,223     6,629,313
TN Franklin Industrial Board,
   Landings Apartment Project,
   Series 1996 B,
     8.750% 04/01/27            3,290,000     3,453,809
TN Knoxville Community Development
   Corp., Multiple Family Housing,
   Maple Oak Apartment Project,
   Series 1992,
     6.375% 10/15/08            2,510,000     2,293,236
TX Galveston Health Facilities Center,
   Driftwood Apartments,
     8.000% 08/01/23            1,850,000     1,924,000





                                      PAR        VALUE
--------------------------------------------------------
VA Alexandria Redevelopment
   & Housing Authority, Courthouse
   Commons Apartments:
   Series 1990 A,
     10.000% 01/01/21 (e)       $ 760,000     $ 667,280
   Series 1990 B,
     (a) 01/01/21 (e)             885,000     1,063,726
VA Fairfax County Redevelopment
   & Housing Authority, Mt. Vernon
   Apartments, Series 1995 A,
     6.625% 09/20/20            1,500,000     1,575,615
WY Rock Springs Housing Finance
   Corp., Bicentennial Association II,
   Series 1979,
     7.360% 05/01/20            1,005,829     1,022,627
                                            -----------
                                             79,860,823
                                            -----------
SINGLE FAMILY-- 1.7%
CA State Housing Finance Authority,
   Series 1984 B,
     (a) 08/01/16                 325,000        74,376
CO State Housing Finance Authority,
   Single Family Housing:
   Series 1996 B-1,
     7.650% 11/01/26              655,000       682,975
   Series 1997 A-2,
     7.250% 05/01/27            1,130,000     1,179,155
   Series 1999 B-2,
     6.800% 04/01/30            2,190,000     2,330,182
   Series 1999 C-2,
     7.050% 04/01/31            4,905,000     5,227,994
FL Brevard County, Housing
   Finance Authority, Single Family
   Mortgage, Series 1985,
     (a) 04/01/17                 830,000       201,873
FL Broward County Housing Finance
   Authority, Series 1995,
     6.700% 02/01/28            1,110,000     1,155,843
FL Lee County Housing Finance
   Authority:
   Series 1996 A-1,
     7.350% 03/01/27            2,615,000     2,836,177
   Series 1998 A-2,
     6.300% 03/01/29              920,000       990,923
FL Manatee County Housing
   Finance Authority,
   Series 1996 1,
     7.450% 05/01/27              890,000       968,542




See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)         PAR          VALUE
--------------------------------------------------------
HOUSING (CONTINUED)
SINGLE FAMILY (CONTINUED)
FL Orange County Housing Finance
   Authority, Series 1999 A-1,
     6.250% 09/01/28            $ 235,000    $  248,134
IL Chicago, Single Family Mortgage:
   Series 1996 B,
     7.625% 09/01/27              935,000     1,009,286
   Series 1997 A,
     7.250% 09/01/28            1,250,000     1,310,463
MA State Housing Finance Agency,
   Series 1992 21,
     7.125% 06/01/25            4,280,000     4,341,247
MN Chicago & Stearns Counties,
   Series 1994 B,
     7.050% 09/01/27              445,000       463,094
MN Dakota County Housing &
   Redevelopment Authority,
   Series 1986,
     7.200% 12/01/09               30,000        30,198
MN Washington County Housing &
   Redevelopment Authority,
   City of Cottage Grove:
   Series 1986,
     7.600% 12/01/11               10,000        10,054
   Series 1991 C,
     6.900% 07/01/18              335,000       340,507
   Series 1997 C-1,
     6.550% 09/01/28              705,000       751,163
NC State Housing Finance Agency:
   Series 1994 W,
     6.450% 09/01/14              305,000       313,314
   Series 1996 KK,
     5.500% 03/01/09              280,000       286,454
   Series 1998,
     5.250% 03/01/17              490,000       497,634
NH State Housing Finance Authority,
   Single Family Resources Mortgage,
   Series 1989 B,
     7.700% 07/01/29              660,000       660,865
NM State Mortgage Finance Authority,
   Series 1999 D-2,
     6.750% 09/01/29            4,170,000     4,634,329
OK State Housing Finance Agency,
   Series 1999 B-1,
     6.800% 09/01/16              700,000       741,839
OR State Department of Housing &
   Community Services:
   Series 1997 E,
     5.150% 07/01/13              290,000       298,633
   Series 1998 A,
     5.150% 07/01/15               95,000        97,552





                                     PAR         VALUE
--------------------------------------------------------
PR Commonwealth of Puerto Rico
   Infrastructure Financing Authority,
   Series 1997 A,
     5.000% 07/01/13            $ 500,000    $  527,360
TX Bexar County Housing Finance
   Corp., GNMA Collateralized
   Mortgage, Series 1989 A,
     8.200% 04/01/22            1,400,000     1,402,394
UT State Housing Finance Agency,
   Single Family Mortgage:
   Senior Issue A-1, Series 1991,
     6.900% 07/01/12              195,000       199,054
   Senior Issue C-2, Series 1990,
     7.950% 07/01/10               15,000        15,037
                                            -----------
                                             33,826,651
                                            -----------

-------------------------------------------------------
INDUSTRIAL -- 2.6%
CHEMICALS - 0.2%
IL Southwestern Illinois Development
   Authority, Sewer Facilities,
   Monsanto Company, Series 1991,
     7.300% 07/15/15            3,000,000     3,230,670
                                            -----------

FOOD PRODUCTS -- 0.6%
FL Hendry County Industrial
   Development Authority, Savannah
   Foods & Industries,
   Series 1992,
     6.400% 03/01/17            1,500,000     1,069,995
GA Cartersville Development
   Authority, Anheuser Busch
   Companies, Inc.,
   Series 2002,
     5.950% 02/01/32            3,000,000     3,089,640
MI State Strategic Fund,
   Michigan Sugar Co.:
   Carollton Project:
   Series 1998 B,
     6.450% 11/01/25            2,800,000     1,995,392
   Series 1998 C,
     6.550% 11/01/25            3,450,000     2,457,953
   Sebewang Project,
   Series 1998 A,
     6.250% 11/01/15            2,250,000     1,609,717
MN Duluth Seaway Port Authority,
   Cargill Inc., Series 1993 A,
     5.750% 12/01/16            1,500,000     1,546,320
                                            -----------
                                             11,769,017
                                            -----------
FOREST PRODUCTS -- 0.3%
IA Cedar Rapids, Weyerhaeuser
   Company Project, Series 1984,
     9.000% 08/01/14            1,000,000     1,224,850






See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)          PAR         VALUE
--------------------------------------------------------
INDUSTRIAL (CONTINUED)
FOREST PRODUCTS (CONTINUED)
LA De Soto Parish, International
   Paper Company, Series 1994 A,
     7.700% 11/01/18           $  250,000    $  266,330
MN International Falls, Boise
   Cascade Corp., Series 1999,
     6.850% 12/01/29            5,425,000     5,424,946
                                            -----------
                                              6,916,126
                                            -----------
MANUFACTURING-- 0.9%
CT State Development Authority,
   Pfizer, Inc. Project,
   Series 1994,
     7.000% 07/01/25            3,000,000     3,337,830
IL Will-Kankakee Regional
   Development Authority Flanders
   Corp./Precisionaire Project,
   Series 1997,
     6.500% 12/15/17            2,655,000     2,523,684
KS Wichita Airport Authority,
   Cessna Citation Service Center,
   Series 2002 A,
     6.250% 06/15/32            6,500,000     6,632,015
MN Alexandria Industrial
   Development Revenue Bonds,
   Seluemed Ltd. LLP Project,
   Series 1998,
     5.850% 03/01/18              830,000       837,188
MN Brooklyn Park,
   TL Systems Corp.,
   Series 1991,
     10.000% 09/01/16             505,000       533,740
MO State Development Finance
   Board, Procter & Gamble Co.,
   Series 1999,
     5.200% 03/15/29            3,000,000     3,013,740
                                            -----------
                                             16,878,197
                                            -----------
METALS & MINING-- 0.1%
NV State Department of Business &
   Industry, Wheeling-Pittsburgh
   Steel Corp., Series 1999 A,
     8.000% 09/01/14 (d)(f)     1,350,000       945,000
PA Bucks County Industrial
   Development, Jorgensen Steel,
   Series 1980,
     9.000% 06/01/05            1,500,000     1,517,115
                                            -----------
                                              2,462,115
                                            -----------




                                     PAR         VALUE
--------------------------------------------------------
OIL & GAS -- 0.5%
PA State Economic Development
   Financing Authority,
   Sun Co., Inc., Series 1994 A,
     7.600% 12/01/24          $ 9,250,000   $ 9,780,765
                                            -----------

-------------------------------------------------------
OTHER -- 11.2%
OTHER-- 0.3%
AL Baldwin County Governmental,
     (a) 05/15/06 (g)(h)           88,800           888
MD Baltimore, Park Charles Project,
   Series 1986,
     8.000% 01/01/15            1,154,853     1,157,197
SC Tobacco Settlement Revenue
   Management Authority,
   Series 2001 B,
     6.375% 05/15/28            3,800,000     3,704,240
                                            -----------
                                              4,862,325
                                            -----------
POOL/BOND BANK-- 0.4%
FL State Municipal Loan Council,
   Series 2000 A,
     (a) 04/01/21               1,000,000       374,370
IN Indianapolis Local Public
   Improvement Bond Bank,
   Series 1999 E,
     (a) 02/01/24              13,900,000     4,281,478
MI Municipal Bond Authority,
   Local Government Loan Program,
   Series 1992 D,
     6.650% 05/01/12              125,000       127,720
NY State Environmental Facscorp,
   New York City Municipal Water
   Project K, Series 2002,
     5.500% 06/15/17            3,295,000     3,658,735
                                            -----------
                                              8,442,303
                                            -----------
REFUNDED/ESCROWED (i)-- 10.5%
AK Anchorage, Ice Rink Revenue,
   Series 1998,
     6.250% 01/01/12            2,020,000     2,279,994
AK State Housing Financing Corp.,
   Series 1992 A,
     6.600% 12/01/23           11,750,000    11,988,407
AZ Maricopa County Industrial
   Development Authority:
   Advantage Point, Series 1996 A,
     6.625% 07/01/26            2,750,000     3,147,788
   Single Family, Series 1984,
     (a) 02/01/16               4,500,000     2,390,625
AZ Pima County Industrial
   Development Authority,
   Series 1989,
     8.200% 09/01/21           12,370,000    16,950,240




See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)        PAR           VALUE
--------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (i) (CONTINUED)
CA Palmdale Community
   Redevelopment Agency:
   Series 1986 A,
     8.000% 03/01/16          $ 3,000,000   $ 4,046,640
   Series 1986 D,
     8.000% 04/01/16            7,000,000     9,453,500
CA Perris Community Facilities
   District, Series 1991 2-90,
     8.750% 10/01/21            6,165,000     9,158,662
CA Pomona,
   Series 1990 A,
     7.600% 05/01/23           10,000,000    13,077,900
CA Riverside County,
   Series 1988,
     8.300% 11/01/12           10,000,000    13,454,600
CO Mesa County,
   Series 1992,
     (a) 12/01/11               5,905,000     4,018,470
FL Seminole County,
   Series 1992,
     6.000% 10/01/19            1,030,000     1,202,958
FL State Mid-Bay Bridge Authority,
   Series 1991 A,
     6.875% 10/01/22            2,000,000     2,544,540
FL Tampa Bay Water Utility System,
   Series 1991,
     9.940% 10/01/23 (b)          500,000       646,800
MA State Health & Educational
   Facilities Authority, Corporation
   for Independent Living,
   Series 1993,
     8.100% 07/01/18            1,150,000     1,216,424
MA State Turnpike Authority,
   Series 1993 A:
     5.000% 01/01/20           12,665,000    13,183,125
     5.125% 01/01/23            3,600,000     3,721,320
MI Battle Creek,
   Series 1994,
     7.650% 05/01/22              750,000       826,215
MI Detroit Downtown Development
   Authority, Area No. 1 Projects:
   Series 1996 C,
     6.200% 07/01/17            1,000,000     1,146,390
   Series 1996 D,
     6.500% 07/01/10              700,000       809,641
MI Dickinson County, Memorial
   Hospital System, Series 1994,
     8.125% 11/01/24              550,000       623,788






                                   PAR           VALUE
--------------------------------------------------------
MI Kalamazoo Hospital
   Finance Authority:
   Borgess Medical Center,
   Series 1994 A,
     6.250% 06/01/14          $ 1,000,000   $ 1,187,540
   Bronson Methodist Hospital,
   Series 1992 A,
     6.250% 05/15/12            1,500,000     1,561,485
MN Burnsville,
   Fairview Community Hospital,
   Series 1982 A,
     (a) 05/01/12               2,145,000     1,228,077
MN Dakota & Washington Counties
   Housing & Redevelopment
   Authority, Series 1988,
     8.150% 09/01/16              235,000       322,413
MN Metropolitan Council,
   Hubert H. Humphrey Metrodome,
   Series 1992,
     6.000% 10/01/09              300,000       306,135
MN Moorhead,
   Series 1979,
     7.100% 08/01/11               20,000        23,346
MN Western Minnesota Municipal
   Power Agency,
   Series 1983 A,
     9.750% 01/01/16            1,000,000     1,519,400
NC Cumberland County,
   Civic Center Project,
   Series 1995 A,
     6.400% 12/01/24            1,000,000     1,110,940
NC Eastern Municipal
   Power Agency:
   Series 1987 A,
     4.500% 01/01/24            1,750,000     1,680,140
   Series 1991 A:
     5.000% 01/01/21            8,735,000     8,998,622
     6.500% 01/01/18            1,500,000     1,831,515
NC Lincoln County,
   Lincoln County Hospital,
   Series 1991,
     9.000% 05/01/07              450,000       519,197
NC State Medical Care Commission,
   Annie Penn Memorial Hospital,
   Series 1998,
     5.375% 01/01/22              500,000       541,900
OK Oklahoma City Industrial &
   Cultural Facilities Trust,
   Hillcrest Health Center,
   Series 1988,
     6.400% 08/01/14            4,320,000     5,050,901





See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)         PAR         VALUE
-------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (i) (CONTINUED)
OR Saint Charles Memorial Hospital,
   Inc., Saint Charles Hospital,
   Series 1973 A,
     6.750% 01/01/06            $ 128,000     $ 136,897
PA Convention Center Authority,
   Series 1989 A,
     6.000% 09/01/19           12,700,000    14,825,345
PA Montgomery County Industrial
   Development Authority, Assisted
   Living Facility, Series 1993 A,
     8.250% 05/01/23            1,345,000     1,407,368
PA Westmoreland County Municipal
   Authority, Special Obligation,
   Series 1995 A,
     (a) 08/15/23              12,060,000     3,873,190
SC Piedmont Municipal
   Power Agency:
   Series 1988,
     (a) 01/01/13              18,585,000    11,110,856
   Series 1993,
     5.375% 01/01/25            3,960,000     4,195,343
TN Shelby County, Health, Education
   & Housing Facilities Board, Open
   Arms Development Center:
   Series 1992 A,
     9.750% 08/01/19            3,820,000     4,870,500
   Series 1992 C,
     9.750% 08/01/19            3,810,000     4,858,283
TX State Research Laboratory,
   Commission Finance Authority,
   Superconducting Super Collider,
   Series 1991,
     6.950% 12/01/12           10,000,000    12,019,600
WV State Hospital Finance Authority,
   Charleston Medical Center,
   Series 2000 A,
     6.750% 09/01/30            8,800,000    10,707,400
                                            -----------
                                            209,774,420
                                            -----------

-------------------------------------------------------
OTHER REVENUE -- 1.2%
HOTELS -- 0.1%
MA Boston Industrial Development
   Finance Authority,
   Crosstown Center Project,
   Series 2002,
     6.500% 09/01/35            3,000,000     2,899,200
                                            -----------





                                    PAR          VALUE
--------------------------------------------------------
RECREATION -- 0.9%
CO Metropolitan Football Stadium
   District, Series 1999 A,
     (a) 01/01/11             $ 3,650,000   $ 2,593,398
FL Capital Trust Agency, Seminole
   Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33           7,500,000     7,718,625
IA State Vision Special Fund,
   Series 2001,
     5.500% 02/15/18            5,920,000     6,525,261
OR State Department of
   Administrative Services,
   State Parks Project,
   Series 1998 A,
     4.750% 04/01/13              665,000       691,268
                                            -----------
                                             17,528,552
                                            -----------
RETAIL -- 0.2%
NJ State Economic Development
   Authority, Glimcher Properties
   L.P. Project, Series 1998,
     6.000% 11/01/28            3,400,000     3,386,842
                                            -----------

-------------------------------------------------------
RESOURCE RECOVERY -- 0.3%
DISPOSAL-- 0.1%
IL Development Finance Authority,
   Waste Management, Inc.,
   Series 1997,
     5.050% 01/01/10            2,500,000     2,424,575
MI State Strategic Fund,
   United Waste Systems, Inc.,
   Series 1995,
     5.200% 04/01/10              500,000       489,825
                                            -----------
                                              2,914,400
                                            -----------
RESOURCE RECOVERY -- 0.2%
FL Palm Beach County Solid Waste
   Authority, Series 1998 A,
     (a) 10/01/12               1,855,000     1,211,185
MA State Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998 A,
     5.400% 12/01/11            3,300,000     3,023,823
                                            -----------
                                              4,235,008
                                            -----------

-------------------------------------------------------
TAX-BACKED - 33.4%
LOCAL APPROPRIATED -- 3.2%
FL Hillsborough County School
   Board, Series 1998 A,
     5.500% 07/01/16            1,060,000     1,177,119





See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)          PAR         VALUE
--------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL APPROPRIATED (CONTINUED)
FL Orange County School Board,
   Series 2002 A,
     5.250% 08/01/15          $ 6,500,000   $ 7,041,060
IL Chicago Board of Education,
   General Obligation Lease
   Certificates, Series 1992 A:
     6.000% 01/01/20            8,000,000     9,171,200
     6.250% 01/01/15            8,400,000     9,879,072
IN Beech Grove School Building
   Corp., Series 1996,
     6.250% 07/05/16            2,265,000     2,671,613
IN Crown Point School Building
   Corp., Series 2000:
     (a) 01/15/18 (j)           6,300,000     2,900,835
     (a) 01/15/19               6,500,000     2,809,105
MN Hibbing Economic Development
   Authority, Series 1997,
     6.400% 02/01/12              500,000       508,170
MO St. Louis Industrial Development
   Authority, St. Louis Convention
   Center, Series 2000,
     (a) 07/15/18               3,900,000     1,794,312
NC Chapel Hill, Parking Facilities,
   Series 1994,
     6.450% 12/01/23              500,000       516,390
NC Durham County, Hospital
   & Office Facilities, Series 1994,
     6.000% 05/01/14            1,000,000     1,115,830
NC Harnett County, Harnett
   County Projects, Series 1994,
     6.400% 12/01/14              250,000       275,850
NC Randolph County, Series 2000,
     5.750% 06/01/22              250,000       266,995
NC Rowan County,
   Justice Center Project,
   Series 1992,
     6.250% 12/01/07              500,000       545,920
NY State Dormitory Authority,
   Judicial Facilities,
   Series 1991 A,
     9.500% 04/15/14              905,000     1,037,745
OR Deschutes County,
   Series 1998 A:
     5.050% 06/01/17              420,000       411,961
     5.100% 06/01/18              100,000        97,573
PA Philadelphia Municipal Authority,
   Series 1993 B,
     6.400% 11/15/16              430,000       455,327





                                    PAR          VALUE
--------------------------------------------------------
SC Greenville County School District,
   Series 2002,
     5.875% 12/01/17          $ 8,000,000   $ 8,746,800
TX Houston,
   Series 2000,
     6.400% 06/01/27            5,000,000     5,645,850
TX Houston Independent School
   District Public Facilities Corp.:
   Series 1998 A,
     (a) 09/15/14               3,885,000     2,235,779
   Series 1998 B,
     (a) 09/15/15               2,000,000     1,080,600
   Cesar E. Chavez High School,
   Series 1998 A:
     (a) 09/15/18               3,885,000     1,726,883
     (a) 09/15/20               3,885,000     1,510,488
                                            -----------
                                             63,622,477
                                            -----------
LOCAL GENERAL OBLIGATIONS-- 11.9%
AK North Slope Borough:
   Series 1999 B,
     (a) 06/30/10              10,000,000     7,339,100
   Series 2000 B,
     (a) 06/30/10              18,000,000    13,210,380
   Series 2001 A,
     (a) 06/30/12              18,000,000    11,815,380
CA Benicia Unified School District,
   Series 1997 A,
     (a) 08/01/21               5,955,000     2,201,861
CA Corona-Norco Unified School
   District, Series 2001 C,
     (a) 09/01/18               1,390,000       625,778
CA Golden West School Financing
   Authority, Series 1999 A,
     (a) 08/01/14               3,980,000     2,310,430
CA Los Angeles County Schools,
   Series 1999 A,
     (a) 08/01/22               2,180,000       750,596
CA Los Angeles Unified School
   District, Series 2002,
     5.750% 07/01/16            2,500,000     2,864,450
CA Modesto High School District,
   Series 2002 A,
     (a) 08/01/17               2,500,000     1,204,400
CA Morgan Hill Unified School
   District, Series 2002,
     (a) 08/01/22               3,345,000     1,157,036
CA San Juan Unified School District:
   Series 2001:
     (a) 08/01/17               1,525,000       734,684
     (a) 08/01/18               1,785,000       806,999



See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)        PAR           VALUE
--------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
CA Vallejo City Unified School
   District, Series 2002 A,
     5.900% 02/01/20          $ 1,000,000   $ 1,141,540
CA West Contra Costa Unified School
   District, Series 2001 B,
     6.000% 08/01/24            1,855,000     2,128,130
CA West Covina United School
   District, Series 2002 A,
     5.800% 08/01/24            1,210,000     1,356,047
CO Douglas County School
   District No. RE-1, Series 1996,
     7.000% 12/15/12            3,000,000     3,741,210
CO El Paso County School
   District No. 11:
   Series 1988 A,
     8.375% 03/25/19              452,162       500,760
   Series 1996:
     7.100% 12/01/16            2,105,000     2,690,443
     7.125% 12/01/20            7,350,000     9,420,642
CO Larimer, Weld & Boulder Counties
   School District, Series 1996,
     (a) 12/15/10               4,000,000     2,814,000
IL Champaign County,
   Series 1999,
     8.250% 01/01/23            1,420,000     1,972,451
IL Chicago,
   Series 1999,
     5.500% 01/01/23            7,500,000     8,050,725
IL Chicago Board of Education:
   Series 1998 B-1:
     (a) 12/01/10               3,905,000     2,815,075
     (a) 12/01/13              13,400,000     8,123,214
     (a) 12/01/21               6,500,000     2,319,525
     (a) 12/01/22              27,200,000     9,051,888
     (a) 12/01/23              15,000,000     4,667,100
   Series 1999 A:
     (a) 12/01/09               5,000,000     3,825,150
     5.250% 12/01/17            5,000,000     5,405,950
IL Coles & Cumberland Counties
   Unified School District,
   Series 2000,
     (a) 12/01/12               3,030,000     1,946,896
IL De Kalb County Community
   United School District No.424,
   Series 2001:
     (a) 01/01/20               2,575,000     1,037,648
     (a) 01/01/21               2,675,000     1,004,275








                                    PAR          VALUE
--------------------------------------------------------
IL Du Page County Community
   High School District No. 99,
   Series 1998:
     (a) 12/01/10             $ 2,245,000   $ 1,618,398
     (a) 12/01/11               1,280,000       869,530
IL Lake & McHenry Counties United
   School District,
   Series 1998:
     (a) 02/01/09               2,355,000     1,859,979
     (a) 02/01/10               2,060,000     1,538,676
IL Lake County School District
   No. 56, Series 1997,
     9.000% 01/01/17           10,440,000    15,081,415
IL State Development Finance
   Authority, Elgin School District
   No. U46, Series 2001,
     (a) 01/01/16               2,660,000     1,390,089
IL Will County United School
   District No. 365-UVY,
   Series 1999 B,
     (a) 11/01/18               1,470,000       647,932
KS Johnson County Unified
   School District No. 2,
   Series 2001 B,
     5.500% 09/01/17            6,545,000     7,289,690
KS Wyandotte County,
   Series 1998,
     4.500% 09/01/28            3,400,000     3,142,110
MI Holland School District,
   Series 1992,
     (a) 05/01/17               1,390,000       677,069
MI Kalamazoo School District,
   Series 1999,
     4.500% 05/01/16              100,000        99,997
MI Paw Paw Public School District,
   Series 1998,
     5.000% 05/01/25            1,020,000     1,029,578
MI Redford Unified School District,
   Series 1997,
     5.000% 05/01/22              650,000       657,248
MI St. Johns Public School,
   Series 1998,
     5.100% 05/01/25            1,790,000     1,821,182
MI Williamston Community School
   District, Series 1996,
     5.500% 05/01/25            1,725,000     1,847,699
MN Hennepin County,
   Series 1999 A,
     5.000% 12/01/15              315,000       326,056





See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)         PAR          VALUE
--------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
MN Rosemount Independent School
   District No. 196,
   Series 1994 B,
     (a) 06/01/10             $ 1,815,000   $ 1,358,237
OH Pickerington Local School District:
   Series 2001:
     (a) 12/01/14               2,000,000     1,168,080
     (a) 12/01/15               1,500,000       822,900
OR Bend County Service District,
   Series 1996,
     5.375% 06/01/11              135,000       145,346
OR Clackamas & Washington Counties
   School District No. 3,
   Series 1997,
     5.150% 06/01/14              500,000       527,245
OR Deschutes County,
   Series 1998,
     4.750% 12/01/12              250,000       260,600
OR Marion County School
   District No. 103C, Series 1995 A,
     6.000% 11/01/05              160,000       177,738
OR Northern Oregon Corrections
   Authority, Gilliam Hood River,
   Series 1997,
     5.400% 09/15/16              200,000       214,364
OR Portland,
   Series 1999 A,
     5.125% 06/01/14              100,000       105,131
OR Salem-Keizer School District
   No. 24J, Series 1998,
     4.875% 06/01/14              550,000       567,803
OR Tualatin Hills Parks & Recreation
   District, Series 1998,
     5.750% 03/01/15            1,000,000     1,140,010
OR Washington County:
   School District No. 48J,
   Series 1998,
     5.000% 08/01/17              400,000       408,484
   School District No. 88J,
   Series 1994,
     6.100% 06/01/12               20,000        21,658
OR Washington, Multnomah &
   Yamhill Counties School District,
   Series 1998,
     5.000% 11/01/14              900,000       967,833
PA Cornwall-Lebanon School District,
   Series 2001,
     (a) 03/15/18               3,020,000     1,402,156






                                    PAR          VALUE
--------------------------------------------------------
PA Philadelphia School District,
   Series 2002 B,
     5.625% 08/01/16          $ 4,500,000   $ 4,907,925
PA Pittsburgh School District,
   Series 2002 A,
     5.500% 09/01/17            2,000,000     2,220,660
PA Westmoreland County,
   Series 2000 A,
     (a) 06/01/13               3,000,000     1,885,470
TN Knox County,
   Series 2002,
     5.500% 04/01/15            7,500,000     8,361,975
TX Galveston County,
   Series 2001:
     (a) 02/01/20               4,005,000     1,609,449
     (a) 02/01/22               4,085,000     1,427,462
TX Grapevine-Colleyville Independent
   School District,
   Series 1994,
     (a) 08/15/13               6,010,000     3,704,083
TX Houston Independent School
   District, Series 1999 A,
     4.750% 02/15/22            2,000,000     1,926,620
TX Hurst Euless Bedford
   Independent School District,
   Series 1998,
     4.500% 08/15/25           20,895,000    19,165,939
TX North East Independent School
   District, Series 1999,
     4.500% 10/01/28            8,500,000     7,718,425
TX Williamson County,
   Series 2002:
     5.500% 02/15/17            2,500,000     2,684,700
     5.500% 02/15/19            2,195,000     2,326,590
TX Wylie Independent School District,
   Series 2001,
     (a) 08/15/21               3,000,000     1,090,950
UT Tooele County School District,
   Series 2001,
     5.250% 06/01/17            2,825,000     2,967,634
WA Clark County School District
   No. 37, Series 2001 C,
     (a) 12/01/20               5,000,000     1,915,600
WA King & Snohomish Counties
   School District No. 417,
   Series 1998 B:
     (a) 06/15/14               1,800,000     1,045,728
     (a) 06/15/16               3,315,000     1,693,700
WA King County School
   District No. 414, Series 2001,
     5.750% 12/01/13            3,000,000     3,384,540
                                            -----------
                                            238,255,446
                                            -----------




See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)        PAR          VALUE
--------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL NON-PROPERTY TAX-- 7.5%
FL Nassau County,
   Series 2000,
     (a) 03/01/19               $ 695,000     $ 299,795
FL Tampa:
   Series 1996,
     (a) 04/01/21               1,000,000       377,050
   Series 2001 B,
     5.750% 10/01/15            5,000,000     5,714,600
FL Tampa Sports Authority,
   Tampa Bay Arena Project,
   Series 1995,
     5.750% 10/01/25            2,500,000     2,782,575
IL Regional Transportation Authority,
   Series 1994 C,
     7.750% 06/01/14            1,500,000     1,960,215
IL State:
   Series 2002 1,
     6.000% 06/15/23            4,000,000     4,554,440
   Series 2002 2,
     5.500% 06/15/15            7,000,000     7,793,310
MA State,
   Series 2002 A,
     5.500% 06/01/15            5,000,000     5,560,300
MI State Trunk Line,
   Series 1998 A,
     5.500% 11/01/18           10,695,000    11,823,857
MN Red Lake Band of Chippewa
   Indians, Series 1998,
     6.250% 08/01/13            2,400,000     2,368,056
NJ State Transportation Trust
   Fund Authority:
   Series 1995 B,
     7.000% 06/15/12           27,000,000    33,680,668
   Series 1999 A:
     5.750% 06/15/15            3,000,000     3,421,440
     5.750% 06/15/20            3,150,000     3,534,111
NY New York City Transitional
   Finance Authority,
   Series 1998 A,
     5.500% 11/15/17            7,000,000     7,574,350
NY State Local Government
   Assistance Corp.:
   Series 1993 C,
     5.500% 04/01/17            3,800,000     4,168,486
   Series 1993 E:
     5.000% 04/01/21            2,655,000     2,680,302
     5.250% 04/01/16 (j)       15,060,000    16,372,178
OH Hamilton County,
   Series 2000 B,
     (a) 12/01/22               8,315,000     2,908,587






                                      PAR        VALUE
--------------------------------------------------------
PR Commonwealth of Puerto Rico
   Highway & Transportation Authority,
   Series 2002 E,
     5.500% 07/01/14          $10,000,000  $ 11,320,300
TX Harris County-Houston
   Sports Authority,
   Series 2001 A:
     (a) 11/15/14               3,905,000     2,229,794
     (a) 11/15/15               3,975,000     2,130,560
     (a) 11/15/16               4,040,000     2,027,434
TX Houston, Series 2001 B,
     (a) 09/01/19              13,700,000     5,721,257
WA Central Puget Sound Regional
   Transportation Authority,
   Series 1998,
     4.750% 02/01/28            3,000,000     2,839,260
WI State, Series 1999,
     5.250% 12/15/27            6,500,000     6,774,170
                                            -----------
                                            150,617,095
                                            -----------
SPECIAL PROPERTY TAX -- 0.7%
CA Huntington Beach Community
   Facilities District, Grand Coast
   Resort, Series 2001,
     6.450% 09/01/31            1,350,000     1,380,267
CA Santa Margarita Water District,
   Series 1999,
     6.250% 09/01/29            4,200,000     4,255,902
FL Double Branch Community
   Development District,
   Special Assessment,
   Series 2002,
     6.700% 05/01/34            1,000,000       996,030
FL Fleming Island Plantation
   Community Development District,
   Series 2000 A,
     6.300% 02/01/05              155,000       157,385
FL Heritage Palms Community
   Development District:
   Series 1999,
     6.250% 11/01/04              265,000       268,638
   Series 1999 A,
     6.750% 05/01/21              100,000       102,099
FL Lexington Oaks Community
   Development District,
   Series 1998 A,
     6.125% 05/01/19              555,000       558,147
FL Maple Ridge Community
   Development District,
   Series 2000,
     7.150% 05/01/31              200,000       213,874
FL Northern Palm Beach County
   Improvement District,
   Series 1999,
     6.000% 08/01/29              500,000       506,050





See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)         PAR          VALUE
--------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX (CONTINUED)
FL Orlando, Conroy Road
   Interchange Project:
   Series 1998 A,
     5.800% 05/01/26            $ 300,000     $ 292,845
   Series 1998 B,
     5.250% 05/01/05               65,000        65,274
FL Stoneybrook Community
   Development District:
   Series 1998 A,
     6.100% 05/01/19              250,000       251,563
   Series 1998 B,
     5.700% 05/01/08            1,220,000     1,233,286
FL Village Center Community
   Development District,
   Series 1998 A,
     5.500% 11/01/12              750,000       845,955
IL Illinois Sports Facility Authority,
   Series 2001,
     (a) 06/15/18               3,000,000     1,359,960
MI Romulus Tax Increment
   Finance Authority,
   Series 1994,
     6.750% 11/01/19              500,000       530,335
MN Duluth Economic
   Development Authority,
   Series 1998 A,
     (a) 02/01/08                 100,000        84,126
                                            -----------
                                             13,101,736
                                            -----------
STATE APPROPRIATED-- 6.6%
FL State Department of Corrections,
   Okeechobee Correctional Institution,
   Series 1995,
     6.250% 03/01/15              625,000       685,550
IA State Finance Authority,
   Series 2002,
     5.375% 06/15/15            5,735,000     6,333,677
MI State,
   525 Redevco, Inc.,
   Series 2000,
     (a) 06/01/21               5,000,000     1,841,850
NY Metropolitan Transportation
   Authority, New York Service
   Contract, Series 2002,
     5.500% 07/01/17            8,605,000     9,556,799
NY State Dormitory Authority:
   Series 1993 A:
     5.500% 05/15/19            2,350,000     2,575,106
     6.000% 07/01/20            6,140,000     7,079,850





                                   PAR           VALUE
--------------------------------------------------------
   City University:
   Series 1990 C,
     7.500% 07/01/10          $19,875,000  $ 23,699,546
   Series 1993 A,
     6.000% 07/01/20           13,350,000    15,254,912
   State University Facilities,
   Series 1993 A,
     5.875% 05/15/17           28,240,000    32,562,697
   State University of New York,
   Series 1990 A,
     7.500% 05/15/13            8,000,000    10,200,560
NY State Urban Development Corp.,
   Series 1995,
     5.500% 01/01/15            5,265,000     5,866,105
PR Commonwealth of Puerto Rico:
   Public Building Authority:
   Series 1993 M,
     5.700% 07/01/16              200,000       206,994
   Series 1995 A,
     6.250% 07/01/14            1,200,000     1,433,604
   Series 1997 B,
     5.000% 07/01/13              300,000       320,508
   Public Finance Corp.:
   Series 1998 A,
     5.375% 06/01/17            5,000,000     5,564,150
   Series 2002 E,
     6.000% 08/01/26            2,700,000     3,052,296
WA State, Series 2000 S-5,
     (a) 01/01/19               5,000,000     2,158,450
WV State Building Commission,
   Series 1998 A,
     5.375% 07/01/21            3,215,000     3,424,136
                                            -----------
                                            131,816,790
                                            -----------
STATE GENERAL OBLIGATIONS - 3.5%
CA State,
   Series 2002:
     6.000% 04/01/16            3,000,000     3,496,770
     6.000% 04/01/18            3,000,000     3,494,490
MA Massachusetts Bay
   Transportation Authority,
   Series 1998,
     4.500% 03/01/26            4,750,000     4,406,812
MA State College Building
   Authority Project,
   Series 1994 A,
     7.500% 05/01/11            1,500,000     1,879,530
NJ State, Series 2001 H,
     5.250% 07/01/16           12,000,000    13,073,040
NV State, Series 1992 A,
     6.800% 07/01/12               60,000        60,831




See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)         PAR          VALUE
--------------------------------------------------------
TAX-BACKED (CONTINUED)
STATE GENERAL OBLIGATIONS (CONTINUED)
OR State:
   Series 1979 LXI:
     7.200% 07/01/04            $ 175,000     $ 190,015
     7.250% 07/01/06              250,000       290,670
     7.250% 01/01/07              200,000       234,406
   Series 1980 LXII:
     9.000% 04/01/03              100,000       102,539
     9.200% 04/01/08              180,000       232,553
   Series 1980 LXIII:
     8.200% 07/01/04              205,000       225,605
     8.250% 01/01/07              200,000       241,760
   Series 1992 B,
     6.000% 08/01/04              110,000       112,591
   Series 1997 76A,
     5.550% 04/01/09               80,000        86,130
PR Commonwealth of Puerto Rico:
   Series 2001,
     5.500% 07/01/17           13,130,000    14,793,308
   Highway & Transportation
   Authority:
   Series 1998 A:
     5.500% 07/01/12              300,000       338,853
     5.500% 07/01/14              310,000       350,929
   Series 2002 E,
     5.500% 07/01/17            5,400,000     6,084,072
   Public Finance Corp.:
   Series 1996 B,
     6.500% 07/01/15            2,650,000     3,252,796
   Series 1998 A,
     5.125% 06/01/24            3,000,000     3,101,250
   Public Import:
   Series 2001 A,
     5.500% 07/01/16            2,420,000     2,732,422
   Series 2002 A,
     5.500% 07/01/19            7,000,000     7,794,360
TX State Public Finance Authority,
   Series 1997,
     (a) 10/01/13               4,000,000     2,456,280
                                            -----------
                                             69,032,012
                                            -----------

-------------------------------------------------------
TRANSPORTATION -- 9.4%
AIR TRANSPORTATION -- 1.0%
CA Los Angeles Regional Airports
   Improvement,
   Series 2002 C,
     7.500% 12/01/24              750,000       575,663






                                   PAR           VALUE
--------------------------------------------------------
IL Chicago O'Hare International
   Airport, United Airlines, Inc.:
   Series 1999 A,
     5.350% 09/01/16 (k)      $ 4,100,000    $  727,832
   Series 2000 A,
     6.750% 11/01/11 (k)        7,850,000     1,393,611
KY Kenton County Airport Board,
   Delta Airlines, Inc.,
   Series 1992 A,
     7.500% 02/01/20            2,000,000     1,644,660
MN Minneapolis & St. Paul
   Metropolitan Airports Commission,
   Special Facilities, Northwest Airlines:
   Series 2001 A,
     7.000% 04/01/25            6,500,000     4,761,835
   Series 2001 B,
     6.500% 04/01/25 (b)        2,000,000     1,898,440
NC Charlotte:
   US Airways, Inc.:
   Series 1998,
     5.600% 07/01/27 (d)        3,300,000     1,596,408
   Series 2000,
     7.750% 02/01/28 (d)        5,750,000     3,122,422
NJ State Economic Development
   Authority, Continental Airlines, Inc.,
   Series 1999:
     6.250% 09/15/19            1,300,000       878,540
     6.400% 09/15/23            4,000,000     2,657,560
                                            -----------
                                             19,256,971
                                            -----------
AIRPORT-- 0.6%
CO Denver City & County Airport,
   Series 2001 B,
     5.500% 11/15/14            4,280,000     4,648,594
FL Dade County,
   Miami International Airport,
   Series 1992 B,
     6.600% 10/01/22              500,000       511,720
MA State Port Authority,
   Series 1999:
     10.020% 07/01/29 (b)(e)    2,500,000     2,815,100
     10.520% 01/01/21 (b)(e)    1,500,000     1,705,620
NC Charlotte,
   Series 1999,
     10.520% 06/15/22 (b)(e)    2,000,000     2,348,240
OR Portland, Portland
   International Airport,
   Series 1998 12-A,
     5.000% 07/01/18              355,000       361,986
                                            -----------
                                             12,391,260
                                            -----------






See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)       PAR           VALUE
--------------------------------------------------------
TRANSPORTATION (CONTINUED)
PORTS - 0.5%
FL Dade County,
   Series 1995,
     6.200% 10/01/09          $ 1,000,000   $ 1,165,810
WA Port Seattle:
   Series 1999 A,
     5.500% 09/01/17            5,800,000     6,354,248
   Series 2000 B,
     6.000% 02/01/15            2,515,000     2,865,415
                                            -----------
                                             10,385,473
                                            -----------
TOLL FACILITIES -- 6.2%
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1997 A,
     (a) 01/15/14              14,450,000     8,616,969
CO Department of Transportation
   Revenue, Anticipation Notes,
   Series 2002 B,
     5.500% 06/15/15           10,000,000    11,184,800
CO E-470 Public Highway Authority:
   Series 1997 B:
     (a) 09/01/11              17,685,000    12,174,708
     (a) 09/01/22               6,515,000     2,209,171
   Series 2000 B:
     (a) 09/01/18              14,000,000     6,235,320
     (a) 09/01/19              11,600,000     4,844,276
MA State Turnpike Authority:
   Series 1997 A,
     (a) 01/01/24               7,000,000     2,256,940
   Series 1997 C:
     (a) 01/01/18               4,700,000     2,224,322
     (a) 01/01/20              15,000,000     6,249,150
NJ State Turnpike Authority:
   Series 1991 C,
     6.500% 01/01/16           26,000,000    31,199,740
NY Triborough Bridge &
   Tunnel Authority:
   Series 1992,
     6.125% 01/01/21            7,000,000     8,138,480
   Series 1992 Y:
     5.500% 01/01/17            2,000,000     2,228,640
     6.125% 01/01/21            8,500,000     9,882,440
   Series 2002,
     5.500% 11/15/20            1,875,000     2,053,162
OH State Turnpike Commission,
   Series 1998 A,
     5.500% 02/15/24            4,000,000     4,303,040
TX State Turnpike Authority,
   Central Texas Capital Appreciation,
   Series 2002 A,
     (a) 08/15/18              10,000,000     4,464,000





                                    PAR           VALUE
---------------------------------------------------------
VA Richmond Metropolitan Authority,
   Series 1998,
     5.250% 07/15/22          $ 4,400,000   $ 4,620,968
                                            -----------
                                            122,886,126
                                            -----------
TRANSPORTATION -- 1.1%
CA San Francisco Bay Area
   Rapid Transit District,
   Series 1999,
     9.510% 01/01/08 (b)        5,000,000     5,401,700
MN St. Paul Port Authority,
   Series 1985 F,
     9.125% 12/01/02               25,000        25,000
NV State Department of Business &
   Industry, Las Vegas Monorail
   Project, Series 2000:
     7.375% 01/01/30            1,000,000       970,620
     7.375% 01/01/40            3,000,000     2,887,500
OH Toledo-Lucas County Port
   Authority, CSX Transportation, Inc.,
   Series 1992,
     6.450% 12/15/21            1,950,000     2,061,287
WI State, Series 2002 2,
     5.500% 07/01/14            9,795,000    10,726,407
                                            -----------
                                             22,072,514
                                            -----------
-------------------------------------------------------
UTILITY -- 15.2%
INDEPENDENT POWER PRODUCERS -- 1.4%
MI Midland County Economic
   Development Corp.,
   Series 2000,
     6.875% 07/23/09              200,000       199,530
NY Port Authority of New York &
   New Jersey, KIAC Partners,
   Series 1996 IV:
     6.750% 10/01/11            1,500,000     1,557,060
     6.750% 10/01/19            7,000,000     7,091,070
NY Suffolk County Industrial
   Development Agency,
   Nissequogue Cogen Partners,
   Series 1998,
     5.500% 01/01/23            6,800,000     6,139,040
PA Economic Development Finance
   Authority, Colver Project,
   Series 1994 D,
     7.150% 12/01/18            5,750,000     5,971,433
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical &
   Environmental Cogeneration
   Facilities, AES Project,
   Series 2000,
     6.625% 06/01/26            2,800,000     2,888,928





See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)       PAR           VALUE
--------------------------------------------------------
UTILITY (CONTINUED)
INDEPENDENT POWER PRODUCERS (CONTINUED)
VA Pittsylvania County Industrial
   Development Authority,
   Multitrade of Pittsylvania,
   Series 1994 A,
     7.550% 01/01/19          $ 3,750,000   $ 3,800,437
                                            -----------
                                             27,647,498
                                            -----------
INVESTOR OWNED -- 2.8%
AZ Pima County Industrial
   Development Authority,
   Tucson Electric Power Co.,
   Series 1997 A,
     6.100% 09/01/25            2,000,000     1,829,540
HI State Department Budget and
   Finance, Citizens Utilities Co.,
   Series 1993,
     5.538% 12/15/23           20,000,000    16,842,600
IN Petersburg,
   Indiana Power & Light Co.:
   Series 1993 B,
     5.400% 08/01/17            5,000,000     5,462,250
   Series 1995 C,
     5.950% 12/01/29            3,500,000     3,118,640
IN State Development Finance
   Authority, Series 1999,
     5.950% 08/01/30            4,000,000     3,560,000
MI St. Clair County Economic
   Development Corp.,
   Detroit Edison Co.,
   Series 1993 AA,
     6.400% 08/01/24            2,000,000     2,271,340
MI State Strategic Fund,
   Detroit Edison Co.,
   Series 1991 BB,
     7.000% 05/01/21            2,505,000     3,131,325
NV Humboldt County Pollution
   Control Revenue, Idaho Power
   Co. Project, Series 1984,
     8.300% 12/01/14            1,875,000     2,039,381
NY State Energy Research &
   Development Authority, Brooklyn
   Union Gas Co.,
   Series 1993, IFRN,
     10.576% 04/01/20 (b)      13,000,000    15,323,880
TX Brazos River Authority,
   Pollution Control,
   Series 2001 C,
     5.750% 05/01/36            2,000,000     1,805,020




                                    PAR          VALUE
-------------------------------------------------------
VA Chesterfield County Industrial
   Development Authority, Pollution
   Control Revenue, Virginia Electric
   & Power Co., Series 1987 B,
     5.875% 06/01/17          $ 1,250,000   $ 1,273,263
                                            -----------
                                             56,657,239
                                            -----------
JOINT POWER AUTHORITY-- 4.4%
FL Palm Bay, Series 2001,
     (a) 10/01/23               1,880,000       567,704
MA Municipal Wholesale Electric Co.,
   Power Supply System, Project 6,
   Series 2001,
     5.250% 07/01/14            4,500,000     4,831,515
MA State Municipal Wholesale
   Electric Co.,
   Series 1994 A,
     8.188% 07/01/16 (b)       22,900,000    25,213,816
MN Anoka County, Solid Waste
   Disposal, Natural Rural Utility,
   Series 1987 A,
     6.950% 12/01/08              360,000       369,940
MN Southern Minnesota Municipal
   Power Agency:
   Series 1994 A:
     (a) 01/01/20               2,000,000       845,820
     (a) 01/01/27               3,900,000     1,083,030
   Series 2002 A,
     5.250% 01/01/17            8,000,000     8,646,800
NC Eastern Municipal Power Agency:
   Series 1993 B,
     6.000% 01/01/22              500,000       555,770
   Series 1999 D,
     6.700% 01/01/19            2,000,000     2,161,120
NC State Municipal Power Agency,
   Catawba Electric No. 1:
   Series 1992,
     (a) 01/01/09               9,900,000     7,867,431
   Series 1998 A,
     5.500% 01/01/15            5,750,000     6,372,035
SC Piedmont Municipal Power Agency:
   Series 1988,
     (a) 01/01/13              25,870,000    16,415,032
   Series 1993,
     5.375% 01/01/25           11,805,000    12,231,633
                                            -----------
                                             87,161,646
                                            -----------
MUNICIPAL ELECTRIC-- 2.6%
FL Fort Pierce Utilities Authority,
   Series 1999 B,
     (a) 10/01/17                 630,000       300,567





See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)          PAR         VALUE
--------------------------------------------------------
UTILITY (CONTINUED)
MUNICIPAL ELECTRIC (CONTINUED)
FL Lakeland, Series 1999 C,
     6.050% 10/01/11          $ 1,870,000 $   2,180,214
FL Orlando Utilities Commission:
   Series 1989 D,
     6.750% 10/01/17            3,750,000     4,585,612
   Series 1993 B, IFRN,
     8.985% 10/31/13 (b)        5,000,000     5,530,400
MI Public Power Agency,
   Belle River Project,
   Series 2002 A,
     5.250% 01/01/18 (h)        2,125,000     2,281,209
MN Chaska,
   Series 2000 A,
     6.000% 10/01/25            1,000,000     1,039,140
PA Westmoreland County
   Municipal Authority:
   Series 1999 A,
     (a) 08/15/22               2,000,000       693,000
   Series 2000 A,
     (a) 08/15/23               4,140,000     1,345,790
PR Puerto Rico Electric
   Power Authority:
   Series 1998 EE,
     5.250% 07/01/14              500,000       534,680
   Series 2002 JJ,
     5.375% 07/01/17            3,000,000     3,315,750
   Series 2002 KK,
     5.500% 07/01/26           10,000,000    11,291,000
SD Heartland Consumers Power
   District, Series 1992,
     6.000% 01/01/17            5,600,000     6,481,944
TN Metropolitan Government,
   Nashville & Davidson Counties,
   Series 1996 A,
     (a) 05/15/09               5,250,000     4,119,150
TX Austin Electric Utility System
   Revenue, Series 2002 A,
     5.500% 11/15/16            3,230,000     3,575,481
WA Chelan County Public Utilities
   District No. 1, Columbia River
   Rock Hydroelectric,
   Series 1997,
     (a) 06/01/09               5,000,000     3,876,650
                                            -----------
                                             51,150,587
                                            -----------





                                    PAR          VALUE
--------------------------------------------------------
WATER & SEWER-- 4.0%
AZ Mesa, Series 2002,
     5.250% 07/01/15          $ 6,400,000   $ 6,999,104
CA Castaic Lake Water Agency,
   Series 1999 A,
     (a) 08/01/24               9,445,000     2,865,519
CA State Department of Water
   Resources, Central Valley Project,
   Series 2002 X,
     5.500% 12/01/17            2,000,000     2,239,780
FL Melbourne, Series 2000 A,
     (a) 10/01/19                 900,000       376,677
FL Seacoast Utility Authority,
   Series 1989 A,
     5.500% 03/01/15            1,900,000     2,121,065
FL Seminole County, Series 1992,
     6.000% 10/01/19              470,000       546,638
IL Chicago, Series 1999 A,
     (a) 01/01/20               7,275,000     2,931,607
LA Public Facility Belmont Water
   Authority,
     9.000% 03/15/24            1,350,000       945,000
MA State Water Pollution Abatement
   Trust, Series 1999 A,
     6.000% 08/01/17           10,000,000    11,632,700
MA State Water Resources Authority:
   Series 1992 A,
     6.500% 07/15/19            5,000,000     6,023,600
   Series 1998 B,
     4.500% 08/01/22 (j)        2,250,000     2,107,350
   Series 2002 J,
     5.500% 08/01/21 (h)        5,000,000     5,428,050
MI Detroit,
   Series 1999 A,
     (a) 07/01/20               4,650,000     1,849,816
MS Five Lakes Utility District,
     8.250% 07/15/24              760,000       710,600
NY New York City Municipal
   Water Finance Authority,
   Series 1999,
     9.560% 06/15/32 (e)        7,000,000     7,625,660
OR Molalla,
   Series 1997,
     5.200% 08/01/17              500,000       517,805
OR Oregon City,
   Series 1997,
     5.200% 10/01/15              485,000       507,135





See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)        PAR           VALUE
--------------------------------------------------------
UTILITY (CONTINUED)
WATER & SEWER (CONTINUED)
OR Portland:
   Series 1993 A,
     5.150% 03/01/08            $ 100,000     $ 100,798
   Series 1995,
     5.100% 08/01/08              100,000       104,881
OR Washington County United
   Sewer Agency,
   Series 1992 A,
     5.900% 10/01/06               95,000       101,698
TX Houston Area Water Corp.,
   Northeast Water Purification Project,
   Series 2002:
     5.500% 03/01/16            2,810,000     3,031,625
     5.500% 03/01/17            4,020,000     4,311,851
TX Houston Water & Sewer System,
   Series 1998 A,
     (a) 12/01/19              35,000,000    14,427,000
TX Wichita Falls Water & Sewer,
   Series 2001,
     5.375% 08/01/14            3,220,000     3,465,750
                                            -----------
                                             80,971,709
                                            -----------

TOTAL MUNICIPAL BONDS
   (cost of $1,864,155,774)               1,930,619,273
                                            -----------

ASSET-BACKED SECURITY - 0.2%
-------------------------------------------------------
Children's Trust Fund, PR Tobacco,
   Series 2002,
     5.625% 05/15/43            4,600,000     4,467,842
                                            -----------
   (cost of $4,427,652)

MUNICIPAL PREFERRED
STOCKS - 0.9%                     SHARES
-------------------------------------------------------
HOUSING -- 0.9%
MULTI-FAMILY-- 0.9%
Charter Mac Equity Issue Trust:
     6.625% 06/30/09 (f)        4,000,000     4,185,000
     7.600% 11/30/10 (f)        5,000,000     5,456,250
MuniMae Equity Issue Trust,
     7.750% 06/30/50 (f)        8,000,000     8,690,000
                                            -----------
   (cost of $17,000,000)                     18,331,250
                                            -----------

SHORT-TERM
OBLIGATIONS -- 0.8%                  PAR
-------------------------------------------------------
VARIABLE RATE DEMAND NOTES (l)-- 0.8%
AZ Phoenix Industrial Development
   Authority, Valley of the Sun Y.M.C.A.,
   Series 2001,
     1.300% 01/01/31            1,200,000     1,200,000






SHORT-TERM
OBLIGATIONS (CONTINUED)             PAR        VALUE
-------------------------------------------------------
IA State Finance Authority,
    Small Business Development,
    Village Series 1985 A,
     1.200% 11/01/15            $ 300,000     $ 300,000
IA State Higher Education Loan
   Authority, St. Ambrose University,
   Series 1995,
     1.300% 02/01/05              100,000       100,000
ID Health Facilities Authority,
   St. Luke's Regional Medical Center,
   Series 1995,
     1.250% 05/01/22            1,400,000     1,400,000
IN State Development Finance
   Authority, Educational Facilities,
   Cathedral High School,
   Series 2001,
     1.300% 09/01/26              900,000       900,000
IN State Educational Facilities
   Authority DePauw University,
   Series 2002,
     1.250% 07/01/32            1,700,000     1,700,000
LA State Offshore Terminal Authority,
   Loop, Inc., Series 1986,
     1.300% 09/01/06              100,000       100,000
NY Long Island Power Authority,
   Series 2001 2B,
     1.300% 05/01/33            1,400,000     1,400,000
NY New York City,
   Series 1993 A-7,
     1.300% 08/01/21              200,000       200,000
NY New York City Water Finance,
   Series 1994 G,
     1.300% 06/15/24            7,400,000     7,400,000
WY Lincoln County Pollution Control
   Revenue, Exxon Project,
   Series 1984 A,
     3.300% 11/01/14              900,000       900,000
WY Uinta County Water Pollution
   Control Revenue,
   Series 1993,
     1.300% 08/15/20              700,000       700,000
                                            -----------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $16,300,000)                     16,300,000
                                            -----------

TOTAL INVESTMENTS - 98.7%
   (cost of $1,901,883,426)(m)            1,969,718,365
                                          -------------

OTHER ASSETS & LIABILITIES, NET - 1.3%       25,578,113
-------------------------------------------------------
NET ASSETS - 100.0%                      $1,995,296,478
                                         ==============


See notes to investment portfolio.

November 30, 2002

NOTES TO INVESTMENT PORTFOLIO:

(a)  Zero coupon bond.
(b) Interest rates on variable rate securities change periodically. The rate listed is as of November 30, 2002.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) As of November 30, 2002, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11 representing 0.4% of net assets.
(e) Denotes a restricted security, which is subject to restrictions on resale under Federal Securities laws. At November 30, 2002, these securities amounted to $18,670,929, which represents 0.9% of net assets.

     Additional information on each restricted security held at November 30, 2002 is as follows:

                               ACQUISITION ACQUISITION
     SECURITY                      DATE        COST
     --------                   ----------  ----------
     MA State Port Authority,
       Series 1999:
         10.020% 07/01/29        11/17/99   $ 2,406,000
         10.520% 01/01/21        02/04/00     1,437,523
     MN Roseville, Care Institute, Inc.,
       Series 1993,
         7.750% 11/01/23         11/01/93     3,275,000
     MN White Bear Lake,
       Birch Lake Townhome
       Project, Series 1989 B,
         (a) 07/15/19            07/19/89       270,000
     NC Charlotte, Series 1999,
         10.520% 06/15/22        07/30/99     1,948,210
     NY New York City Municipal
       Water Finance Authority,
       Series 1999,
         9.560% 06/15/32         02/04/00     6,137,620
     VA Alexandria Redevelopment
       & Housing Authority, Courthouse
       Commons Apartments:
       Series 1990 A,
         10.000% 01/01/21        09/06/90       760,000
       Series 1990 B,
         (a) 01/01/21            09/06/90       885,000
                                          -------------
                                            $17,119,353
                                          -------------

(f) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2002, the value of these securities amounted to $19,276,250, which represents 1.0% of net assets.
(g) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(h)  Settlement of this security is on a delayed delivery basis.
(i) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(j) These securities, or a portion thereof, with a total market value of $9,747,118, are being used to collateralize open futures contracts.
(k) As of November 30, 2002, the Fund held bonds of United Airlines, Inc. representing 0.1% of net assets. United Airlines, Inc. filed for bankruptcy protection under Chapter 11 on December 9, 2002.
(l) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2002.
(m) Cost for generally accepted accounting principles is $1,901,883,426. Cost for federal income tax purposes is $1,899,712,638. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed- income securities.

Short futures contracts open at November 30, 2002:

                    PAR VALUE                   UNREALIZED
                   COVERED BY   EXPIRATION     APPRECIATION
   TYPE             CONTRACTS     MONTH         AT 11/30/02
--------------------------------------------------------------
10 Year U.S.
    Treasury Bond  $69,800,000    December        $481,570
                                                ------------


      ACRONYM                      NAME
     --------            -------------------------
       IFRN             Inverse Floating Rate Note





See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2002

ASSETS:
Investments, at cost                     $1,901,883,426
                                         --------------
Investments, at value                    $1,969,718,365
Cash                                            198,721
Receivable for:
   Investments sold                           2,941,964
   Fund shares sold                           6,445,253
   Interest                                  31,639,989
Deferred Trustees' compensation plan             53,416
                                         --------------
     Total Assets                         2,010,997,708
                                         --------------
LIABILITIES:
Payable for:
   Investments purchased
     on a delayed delivery basis              7,834,577
   Fund shares repurchased                    2,292,561
   Futures variation margin                     239,937
   Distributions                              3,605,618
   Management fee                             1,024,330
   Transfer agent fee                           463,493
   Pricing and bookkeeping fees                  63,032
   Trustees' fee                                  8,181
Deferred Trustees' fee                           53,416
Other liabilities                               116,085
                                         --------------
     Total Liabilities                       15,701,230
                                         --------------
NET ASSETS                               $1,995,296,478
                                         --------------
COMPOSITION OF NET ASSETS:
Paid-in capital                          $1,978,750,936
Undistributed net investment income           2,423,208
Accumulated net realized loss               (54,194,175)
Net unrealized appreciation on:
   Investments                               67,834,939
   Futures contracts                            481,570
                                         --------------
NET ASSETS                               $1,995,296,478
                                         --------------
CLASS A:
Net assets                               $1,900,365,779
Shares outstanding                          144,381,515
                                         --------------

Net asset value per share                $        13.16(a)
                                         --------------

Maximum offering price per share
   ($13.16/0.9525)                       $        13.82(b)
                                         --------------
CLASS B:
Net assets                               $   81,765,894
Shares outstanding                            6,212,129
                                         --------------

Net asset value and offering
    price per share                      $        13.16(a)
                                         --------------
CLASS C:
Net assets                               $   13,164,805
Shares outstanding                            1,000,188
                                         --------------

Net asset value and offering
     price per share                     $        13.16(a)
                                         --------------




STATEMENT OF OPERATIONS


For the Year Ended November 30, 2002


INVESTMENT INCOME:
Interest                                   $121,309,453
                                         --------------
EXPENSES:
Management fee                               10,815,086
Distribution fee:
   Class B                                      728,073
   Class C                                       77,477
Service fee:
   Class A                                    3,867,313
   Class B                                      193,751
   Class C                                       20,692
Pricing and bookkeeping fees                    915,644
Transfer agent fee                            3,554,369
Trustees' fee                                    92,099
Custody fee                                      67,695
Other expenses                                  249,178
                                         --------------
   Total Expenses                            20,581,377
Fees and expenses waived or
   reimbursed by the Advisor                   (612,135)
Fees waived by Distributor - Class C            (15,529)
Custody earnings credit                         (11,803)
                                         --------------
   Net Expenses                              19,941,910
                                         --------------
Net Investment Income                       101,367,543
                                         --------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                  921,654
   Futures contracts                         (9,983,677)
                                         --------------
     Net realized loss                       (9,062,023)
                                         --------------
Net change in unrealized
   appreciation/depreciation on:
     Investments                             12,493,917
     Futures contracts                       (1,084,843)
                                         --------------
       Net change in unrealized
       appreciation/depreciation             11,409,074
                                         --------------
Net Gain                                      2,347,051
                                         --------------
Net Increase in Net Assets from
   Operations                              $103,714,594
                                         --------------


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.




See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS

                                                                                        YEAR ENDED NOVEMBER 30,
                                                                                  ---------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                                      2002                2001
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                             $  101,367,543      $  107,810,988
Net realized gain (loss) on investments and futures contracts                         (9,062,023)         15,770,395
Net change in unrealized appreciation/depreciation on investments and
   futures contracts                                                                  11,409,074          36,962,213
                                                                                  --------------      --------------

Net Increase from Operations                                                         103,714,594         160,543,596
                                                                                  --------------      --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                           (94,924,598)        (97,936,377)
   Class B                                                                            (4,034,627)         (7,586,863)
   Class C                                                                              (442,479)           (315,352)
                                                                                  --------------      --------------
Total Distributions Declared to Shareholders                                         (99,401,704)       (105,838,592)
                                                                                  --------------      --------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                     175,824,433         317,865,159
   Proceeds received in connection with mergers                                               --         109,776,748
   Distributions reinvested                                                           51,713,627          54,540,761
   Redemptions                                                                      (287,395,255)       (435,029,123)
                                                                                  --------------      --------------
     Net Increase (Decrease)                                                         (59,857,195)         47,153,545
                                                                                  --------------      --------------

Class B:
   Subscriptions                                                                      12,003,397          12,105,349
   Proceeds received in connection with mergers                                               --          52,894,904
   Distributions reinvested                                                            1,990,847           3,936,267
   Redemptions                                                                       (60,934,310)       (129,644,584)
                                                                                  --------------      --------------
     Net Decrease                                                                    (46,940,066)        (60,708,064)
                                                                                  --------------      --------------

Class C:
   Subscriptions                                                                      14,959,726           5,510,176
   Proceeds received in connection with mergers                                               --           1,466,447
   Distributions reinvested                                                              334,660             251,441
   Redemptions                                                                       (10,596,056)         (4,004,924)
                                                                                  --------------      --------------
     Net Increase                                                                      4,698,330           3,223,140
                                                                                  --------------      --------------
Net Decrease from Share Transactions                                                (102,098,931)        (10,331,379)
                                                                                  --------------      --------------
Total Increase (Decrease) in Net Assets                                              (97,786,041)         44,373,625

NET ASSETS:
Beginning of period                                                                2,093,082,519       2,048,708,894
                                                                                  --------------      --------------
End of period (including undistributed net investment income and overdistributed net investment income of $2,423,208
   and $(495,558), respectively)                                                  $1,995,296,478      $2,093,082,519
                                                                                  --------------      --------------


See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS  (continued)

                                                                                        YEAR ENDED NOVEMBER 30,
                                                                                  ------------------------------------
                                                                                        2002                2001
---------------------------------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                      13,347,128          24,176,144
   Issued in connection with mergers                                                          --           8,392,717
   Issued for distributions reinvested                                                 3,926,802           4,141,424
   Redemptions                                                                       (21,810,041)        (33,083,964)
                                                                                  --------------      --------------
     Net Increase (Decrease)                                                          (4,536,111)          3,626,321
                                                                                  --------------      --------------

Class B:
   Subscriptions                                                                         906,109             920,308
   Issued in connection with mergers                                                          --           4,043,953
   Issued for distributions reinvested                                                   151,903             299,187
   Redemptions                                                                        (4,656,576)         (9,853,549)
                                                                                  --------------      --------------
     Net Decrease                                                                     (3,598,564)         (4,590,101)
                                                                                  --------------      --------------

Class C:
   Subscriptions                                                                       1,134,755             418,449
   Issued in connection with mergers                                                          --             112,114
   Issued for distributions reinvested                                                    25,383              19,073
   Redemptions                                                                          (804,962)           (303,152)
                                                                                  --------------      --------------
     Net Increase                                                                        355,176             246,484
                                                                                  --------------      --------------




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

November 30, 2002

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Tax-Exempt Fund (the "Fund"), is a series of Liberty Funds Trust IV, (the "Trust"), a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase.

On January 26, 2001, Liberty Oregon Tax-Free Fund, Liberty Florida Tax-Exempt Fund, Liberty Minnesota Tax-Exempt Fund, Liberty Michigan Tax-Exempt Fund and Liberty North Carolina Tax-Exempt Fund (the "merged funds") merged into the Liberty Tax-Exempt Fund. The transfer of assets was as follows:

                              MUTUAL FUND
                     SHARES   NET ASSETS   UNREALIZED
FUND NAME            ISSUED    RECEIVED  APPRECIATION(1)
 --------------     --------- ----------- -------------
Liberty Oregon
  Tax-Free Fund      1,213,319 $ 15,870,212 $   459,159
Liberty Florida
  Tax-Exempt Fund    3,210,990   41,999,754   1,710,208
Liberty Minnesota
  Tax-Exempt Fund    2,930,996   38,337,426   1,681,118
Liberty Michigan
  Tax-Exempt Fund    2,967,871   38,819,753   2,281,505
Liberty North
  Carolina Tax-
  Exempt Fund        2,225,608   29,110,954   1,331,047
                    ---------- ------------ -----------
                    12,548,784 $164,138,099 $ 7,463,037
                    ---------- ------------ -----------

(1)Unrealized appreciation is included in the Mutual Fund Net Assets Received amount shown above.



                     NET ASSETS OF     NET ASSETS OF
   NET ASSETS OF   THE MERGED FUNDS      THE FUND
  THE FUND PRIOR   IMMEDIATELY PRIOR    IMMEDIATELY
  TO COMBINATION    TO COMBINATION   AFTER COMBINATION
------------------------------------------------------
  $2,054,921,067     $164,138,099     $2,219,059,166

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

November 30, 2002

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Trust, but resulted in reclassifications as follows, based on securities held by the Trust on December 1, 2001:

                              NET UNREALIZED
                COST           APPRECIATION
                ----          --------------
             $1,838,130        $(1,838,130)

The effect of this change, for the year ended November 30, 2002, was as follows:

     NET INVESTMENT    NET REALIZED    NET UNREALIZED
         INCOME            LOSS         APPRECIATION
         ------            ----         ------------
        $642,471        $(309,813)       $(332,658)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:
The Fund declares and records distributions daily and pays monthly.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for discount accretion on debt securities, straddle deferrals, mark-to-market on futures contracts, current year distribution payable, capital loss carryforwards, non-deductible expenses, defaulted bonds and partnership adjustments. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended November 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

     UNDISTRIBUTED     ACCUMULATED
     NET INVESTMENT    NET REALIZED        PAID-IN
         INCOME            LOSS            CAPITAL
    ---------------    -----------         -------
       $(885,203)        $886,205         $(1,002)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during the year was as follows:

              ORDINARY          TAX-EXEMPT
               INCOME             INCOME
              --------          -----------
              $266,571          $99,135,133

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

           UNDISTRIBUTED
             TAX-EXEMPT         UNREALIZED
               INCOME          APPRECIATION
            -----------        ------------
             $4,777,520         $70,487,297

November 30, 2002

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF EXPIRATION     CAPITAL LOSS CARRYFORWARD
     ------------------     -------------------------
            2007                    $ 21,908,225
            2008                      15,789,577
            2010                       8,857,986
                                    ------------
                                    $ 46,555,788
                                    ------------


NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the combined average daily net assets of the Fund and Liberty Tax-Exempt Insured Fund as follows:

                                              ANNUAL
AVERAGE DAILY NET ASSETS                     FEE RATE
------------------------                     --------
First $1 billion                               0.60%
Next $2 billion                                0.55%
Next $1 billion                                0.50%
Over $4 billion                                0.45%

The fees payable by the Fund are subject to a reduction of 0.04% annually of the Fund's average daily net assets. The fees are further reduced by 0.05% annually on the Fund's average daily net assets over $2 billion. The fees are subject to a voluntary waiver by the Advisor of 0.03% annually of the Fund's average daily net assets.

Prior to July 12, 2002, the monthly fee was based on the combined average daily net assets of the Fund, Liberty Tax-Exempt Insured Fund and Liberty High Yield Municipal Fund at the same annual fee rates listed above.

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended November 30, 2002, the net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. During the year ended November 30, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $96,156 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $39,301, $138,892 and $2,852 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $11,803 of custody fees were reduced by balance

November 30, 2002

credits for the year ended November 30, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
During the year ended November 30, 2002, purchases and sales of investments, other than short-term obligations, were $384,120,194 and $497,323,622, respectively.

Unrealized appreciation (depreciation) at November 30, 2002, based on cost of investments for federal income tax purposes, was:

    Gross unrealized appreciation        $122,749,303
    Gross unrealized depreciation         (52,743,576)
                                         ------------
      Net unrealized appreciation        $ 70,005,727
                                         ------------

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at November 30, 2002.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

NOTE 5. LINE OF CREDIT
The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 331/3% of the value of its total net assets (exclusive of borrowing). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum of the unused commitment shall be paid quarterly by each fund based on the relative size of each fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended November 30, 2002, the Fund had no borrowings under this agreement.

FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED NOVEMBER 30,
                                        --------------------------------------------------------------------------------
CLASS A SHARES                               2002             2001              2000             1999             1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $   13.13        $   12.80        $   12.67        $   14.11        $   13.75
                                          ---------        ---------        ---------        ---------        ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                          0.66(a)(b)       0.67(a)          0.69(c)          0.68             0.71
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.02(b)          0.32             0.12            (1.20)            0.39
                                          ---------        ---------        ---------        ---------        ---------
     Total from Investment Operations          0.68             0.99             0.81            (0.52)            1.10
                                          ---------        ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                    (0.65)           (0.66)           (0.68)           (0.67)           (0.72)
In excess of net investment income               --               --               --            (0.02)           (0.02)
From net realized gains                          --               --               --            (0.18)              --
In excess of net realized gains                  --               --               --            (0.05)              --
                                          ---------        ---------        ---------        ---------        ---------
   Total Distributions Declared
     to Shareholders                          (0.65)           (0.66)           (0.68)           (0.92)           (0.74)
                                          ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE,
   END OF PERIOD                          $   13.16        $   13.13        $   12.80        $   12.67        $   14.11
                                          ---------        ---------        ---------        ---------        ---------
Total return (d)                              5.26%(e)         7.80%(e)         6.67%           (3.87)%           8.22%
                                          ---------        ---------        ---------        ---------        ---------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (f)                         0.94%            0.98%            1.00%            0.99%            0.95%
Interest expense                                 --               --               --               --               --%(g)
Expenses (f)                                   0.94%            0.98%            1.00%            0.99%            0.95%
Net investment income (f)                      5.01%(b)         5.07%            5.50%            5.09%            5.08%
Waiver/reimbursement                           0.03%            0.01%              --               --               --
Portfolio turnover rate                          19%              15%              15%              37%              26%
Net assets, end of period (000's)         $1,900,366       $1,955,802       $1,859,311       $2,033,762       $2,470,396

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 4.98% to 5.01%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charges or contingent deferred sales charge.
(e)Had the Advisor not waived a portion of expenses, total return would have been reduced.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, excluding the year ended November 30, 1999, which had an impact of 0.01%.
(g)Rounds to less than 0.01%.


Selected data for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED NOVEMBER 30,
                                        --------------------------------------------------------------------------------
CLASS B SHARES                               2002             2001              2000             1999             1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 13.13          $ 12.80          $ 12.67          $ 14.11          $ 13.75
                                          ---------        ---------        ---------        ---------        ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                          0.56(a)(b)       0.57(a)          0.60(c)          0.58             0.61
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.02(b)          0.32             0.12            (1.20)            0.39
                                          ---------        ---------        ---------        ---------        ---------
     Total from Investment Operations          0.58             0.89             0.72            (0.62)            1.00
                                          ---------        ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                    (0.55)           (0.56)           (0.59)           (0.58)           (0.62)
In excess of net investment income               --               --               --            (0.01)           (0.02)
From net realized gains                          --               --               --            (0.18)              --
In excess of net realized gains                  --               --               --            (0.05)              --
                                          ---------        ---------        ---------        ---------        ---------
   Total Distributions Declared
     to Shareholders                          (0.55)           (0.56)           (0.59)           (0.82)           (0.64)
                                          ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE,
   END OF PERIOD                            $ 13.16          $ 13.13          $ 12.80          $ 12.67          $ 14.11
                                          ---------        ---------        ---------        ---------        ---------
Total return (d)                              4.47%(e)         7.02%(e)         5.88%           (4.59)%           7.40%
                                          ---------        ---------        ---------        ---------        ---------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (f)                         1.69%            1.73%            1.75%            1.74%            1.70%
Interest expense                                 --               --               --               --               --%(g)
Expenses (f)                                   1.69%            1.73%            1.75%            1.74%            1.70%
Net investment income (f)                      4.26%(b)         4.31%            4.75%            4.34%            4.33%
Waiver/reimbursement                           0.03%            0.01%              --               --               --
Portfolio turnover rate                          19%              15%              15%              37%              26%
Net assets, end of period (000's)           $ 81,766         $128,813         $184,298         $279,285         $353,782

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 4.23% to 4.26%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Advisor not waived a portion of expenses, total return would have been reduced.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, excluding the year ended November 30, 1999, which had an impact of 0.01%.
(g)Rounds to less than 0.01%.


Selected data for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED NOVEMBER 30,
                                        --------------------------------------------------------------------------------
CLASS C SHARES                               2002             2001              2000             1999             1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 13.13          $ 12.80          $ 12.67          $ 14.11          $ 13.75
                                          ---------        ---------        ---------        ---------        ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                          0.58(a)(b)       0.61(a)          0.62(c)          0.60             0.63
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.02(b)          0.30             0.12            (1.20)            0.39
                                          ---------        ---------        ---------        ---------        ---------
     Total from Investment Operations          0.60             0.91             0.74            (0.60)            1.02
                                          ---------        ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                    (0.57)           (0.58)           (0.61)           (0.60)           (0.64)
In excess of net investment income               --               --               --            (0.01)           (0.02)
From net realized gains                          --               --               --            (0.18)              --
In excess of net realized gains                  --               --               --            (0.05)              --
                                          ---------        ---------        ---------        ---------        ---------
   Total Distributions Declared
     to Shareholders                          (0.57)           (0.58)           (0.61)           (0.84)           (0.66)
                                          ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE,
   END OF PERIOD                            $ 13.16          $ 13.13          $ 12.80          $ 12.67          $ 14.11
                                          ---------        ---------        ---------        ---------        ---------
Total return (d)(e)                           4.63%            7.18%            6.01%           (4.45)%           7.56%
                                          ---------        ---------        ---------        ---------        ---------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (f)                         1.54%            1.58%            1.60%            1.59%            1.55%
Interest expense                                 --               --               --               --               --%(g)
Expenses (f)                                   1.54%            1.58%            1.60%            1.59%            1.55%
Net investment income (f)                      4.41%(b)         4.47%            4.90%            4.49%            4.48%
Waiver/reimbursement                           0.18%            0.16%            0.15%            0.15%            0.15%
Portfolio turnover rate                          19%              15%              15%              37%              26%
Net assets, end of period (000's)           $ 13,165       $    8,468       $    5,100       $    4,610       $    1,498

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 4.38% to 4.41%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Advisor and/or Distributor not waived a portion of expenses, total return would have been reduced.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, excluding the year ended November 30, 1999, which had an impact of 0.01%.
(g)Rounds to less than 0.01%.

Report of Independent Auditors

TO THE TRUSTEES OF LIBERTY FUNDS TRUST IV
AND THE SHAREHOLDERS OF LIBERTY TAX-EXEMPT FUND
In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Tax-Exempt Fund (the "Fund") (a series of Liberty Funds Trust IV) at November 30, 2002, and the results of its operations, the changes in its net assets and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
January 17, 2003

Unaudited Information

FEDERAL INCOME TAX INFORMATION
99.73% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

Trustees

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.



                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds1 to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Douglas A. Hacker (age 47)     Trustee      1996     Executive Vice President-Strategy of United Airlines   103            None
c/o Liberty Funds Group LLC                          since December 2002 (formerly President of UAL
One Financial Center                                 Loyalty Services and Executive Vice President
Boston, MA 02111                                     of United Airlines (airline) from September 2001
                                                     to December 2002; formerly Executive Vice
                                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 45)  Trustee      1996     Executive Vice President-Corporate Development         103            None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                 105***          None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive       103             None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of Washington,     118*            None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980; Associate Editor, Journal
                                                     of Money Credit and Banking, since September,
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties        105***   Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                   and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                          (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly              103           None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst



1 In December 2000, the board of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty board or the former Stein Roe Funds board.


TRUSTEES (CONTINUED)

                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair Capital Partners      103   Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since September 1994             (business products
One Financial Center                                 (formerly Chief Executive Officer and Chairman                 and services),
Boston, MA 02111                                     of the Board of Directors, Continental Bank               Anixter International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                                 services) and MONY
                                                                                                              Group (life insurance)

Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs        103   Chairman of the
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education                 Board of Directors,
One Financial Center                                 Industry from 1994 to 1997, and President,                  Enesco Group, Inc.
Boston, MA 02111                                     Applications Solutions Division from 1991 to                (designer, importer
                                                     1994, IBM Corporation (global education and                  and distributor of
                                                     global applications))                                          giftware and
                                                                                                                     collectibles)



Interested Trustees
William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity Partners     105***      Lee Enterprises
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999                    (print and online
One Financial Center                                 (formerly Founding Partner, Development Capital            media), WR Hambrecht
Boston, MA 02111                                     LLC from November 1996 to February 1999;                     + Co. (financial
                                                     Dean and Professor, College of Business and                 service provider),
                                                     Management, University of Maryland from                    First Health (health
                                                     October 1992 to November 1996)                              care) and Systech
                                                                                                                  Retail Systems
                                                                                                                 (retail industry
                                                                                                                technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia                  103          None
One Financial Center            and                  Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of Stein
                                                     Roe & Farnham, Incorporated (Stein Roe) since
                                                     April 1999; Executive Vice President and Director
                                                     of Colonial Management Associates, Inc. since
                                                     April 1999; Executive Vice President and Chief
                                                     Administrative Officer of Liberty Funds Group
                                                     LLC (LFG) since April 1999; Director of Stein Roe
                                                     since September 2000; Trustee and Chairman of
                                                     the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating
                                                     Rate Limited Liability Company since October
                                                     2000; Vice President of Galaxy Funds since September
                                                     2002; (formerly Vice President of Liberty Funds
                                                     from April 1999 to August 2000; Chief Operating
                                                     Officer and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December 1993 to March 1999)


* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.

** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co, a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

*** In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

 Officers and Transfer Agent


                                      Year first
                                      elected or
                        Position with  appointed
Name, address and age   Liberty Funds  to office  Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
Keith T. Banks (age 47)    President     2001       President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management Group, Inc.                     Officer and Chief Executive Officer of Columbia Management Group or its
590 Madison Avenue, 36th Floor                      predecessor since August 2000; President, Chief Executive Officer and Chief
New York, NY 10022                                  Investment Officer of Fleet Investment Advisors Inc. since 2000 (formerly
                                                    Managing Director and Head of U.S. Equity, J.P. Morgan Investment Management
                                                    from November 1996 to August 2000); President of Galaxy Funds since September
                                                    2002

Vicki L. Benjamin (age 41)   Chief       2001       Controller of Liberty Funds, Stein Roe and Liberty All-Star Funds since May
One Financial Center        Accounting              2002; Chief Accounting Officer of Liberty Funds, Stein Roe and Liberty All-Star
Boston, MA 02111            Officer                 Funds since June 2001; Controller and Chief Accounting Officer of Galaxy Funds
                                                    since September 2002; Vice President of Liberty Funds since April 2001 (formerly
                                                    Vice President, Corporate Audit, State Street Bank and Trust Company from May
                                                    1998 to April 2001; Audit Manager from July 1994 to June 1997; Senior Audit
                                                    Manager from July 1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38) Treasurer  2000       Treasurer of Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice President of Liberty Funds since January 2001
                                                    (formerly Vice President from April 2000 to January 2001; Vice President of
                                                    Colonial Management Associates, Inc. from February 1998 to October 2000; Senior
                                                    Tax Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)   Secretary  2002       Secretary of Liberty Funds, Stein RoeFunds and Liberty All-Star Funds since
One Financial Center                                February 2002; General Counsel of Columbia Management Group since December 2001;
Boston, MA 02111                                    Senior Vice President since November 1996, Assistant General Counsel since
                                                    September 2002 of Fleet National Bank (formerly Senior Vice President and Group
                                                    Counsel of Fleet National Bank from November 1996 to September 2002)





Important Information About This Report
The Transfer Agent for Liberty Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Tax-Exempt Fund

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Liberty Tax-Exempt Fund  Annual Report, November 30, 2002


[logo: LibertyFunds
A Member of Columbia Management Group

(c) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621




                                                                    PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20



                                                753-02/038M-1102 (01/03) 02/3021